UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Principal Executive Officer

Advisors Series Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue

Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363

Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2026

Date of reporting period: May 31, 2026

Item 1. Reports to Stockholders.

(a)

PIA BBB Bond Fund
PBBBX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the PIA BBB Bond Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/bbb-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA BBB Bond Fund	$10	0.19%
*	Annualized
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$182,746,297
Number of Holdings	273
Portfolio Turnover	5%
Average Credit Quality	BBB
Effective Duration	6.67 years
Weighted Average Maturity	11.00 years
Weighted Average Life	10.62 years
30-Day SEC Yield	5.12%
30-Day SEC Yield Unsubsidized	5.12%
PIA BBB Bond Fund	PAGE 1	TSR-SAR-007989577

WHAT DID THE FUND INVEST IN? (as of November 30, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
AT&T, Inc.	2.7%
United States Treasury Note/Bond	2.5%
Oracle Corp.	2.4%
CVS Health Corp.	2.1%
Mexico Government International Bond	2.0%
Pacific Gas and Electric Co.	1.8%
T-Mobile USA, Inc.	1.8%
Verizon Communications, Inc.	1.8%
General Motors Financial Co., Inc.	1.7%
Amgen, Inc.	1.5%

Credit Breakdown	(%)[1]
AA	2.6%
A	1.0%
BBB	95.1%
BB	1.1%
Cash	0.2%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/bbb-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA BBB Bond Fund	PAGE 2	TSR-SAR-007989577

PIA High Yield (MACS) Fund
PIAMX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the PIA High Yield (MACS) Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/pia-high-yield-macs/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield (MACS) Fund	$8	0.16%
*	Annualized
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$183,828,404
Number of Holdings	108
Portfolio Turnover	20%
Average Credit Quality	B
Effective Duration	2.61 years
Weighted Average Maturity	3.90 years
Weighted Average Life	3.94 years
30-Day SEC Yield	9.20%
30-Day SEC Yield Unsubsidized	9.20%
PIA High Yield (MACS) Fund	PAGE 1	TSR-SAR-00770X378

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	4.7%
Ferrellgas LP / Ferrellgas Finance Corp.	1.9%
ION Platform Finance US, Inc. / ION Platform Finance SARL	1.9%
Consolidated Energy Finance SA	1.8%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.	1.6%
Veritiv Operating Co.	1.6%
Innophos Holdings, Inc.	1.5%
Univision Communications, Inc.	1.5%
ITT Holdings LLC	1.5%
TKC Holdings, Inc.	1.4%

Credit Breakdown	(%)[1]
Aaa	3.7%
Baa	0.0%
Ba	13.1%
B	61.9%
Caa	15.5%
Ca	1.0%
NR	4.8%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/pia-high-yield-macs/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield (MACS) Fund	PAGE 2	TSR-SAR-00770X378

PIA MBS Bond Fund
PMTGX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the PIA MBS Bond Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/mbs-bond-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA MBS Bond Fund	$14	0.28%
*	Annualized
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$101,699,599
Number of Holdings	83
Portfolio Turnover	8%
Average Credit Quality	AA
Effective Duration	5.60 years
Weighted Average Maturity	23.30 years
Weighted Average Life	7.29 years
30-Day SEC Yield	3.87%
30-Day SEC Yield Unsubsidized	3.85%
PIA MBS Bond Fund	PAGE 1	TSR-SAR-007989494

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
FHLMC	39.3%
FNMA	32.9%
GNMA	16.7%
United States Treasury Bill	7.3%
Invitation Homes Trust	1.4%
Fidelity Government Portfolio	1.1%
CF Hippolyta Issuer LLC	1.1%

Credit Breakdown	(%)[1]
AA	97.8%
A	1.1%
Cash	1.1%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/mbs-bond-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA MBS Bond Fund	PAGE 2	TSR-SAR-007989494

PIA High Yield Fund
PHYSX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the PIA High Yield Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/high-yield-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA High Yield Fund	$33	0.65%
*	Annualized
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$96,115,679
Number of Holdings	108
Portfolio Turnover	19%
Average Credit Quality	B
Effective Duration	2.58 years
Weighted Average Maturity	3.90 years
Weighted Average Life	3.91 years
30-Day SEC Yield	8.74%
30-Day SEC Yield Unsubsidized	8.44%
PIA High Yield Fund	PAGE 1	TSR-SAR-007989163

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
Fidelity Government Portfolio	5.5%
Ferrellgas LP / Ferrellgas Finance Corp.	2.0%
Consolidated Energy Finance SA	1.9%
ION Platform Finance US, Inc. / ION Platform Finance SARL	1.9%
Univision Communications, Inc.	1.7%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC	1.6%
Magnera Corp.	1.5%
PODS LLC	1.4%
Innophos Holdings, Inc.	1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.	1.4%

Credit Breakdown	(%)[1]
AAA	4.5%
Baa	0.0%
Ba	12.1%
B	61.7%
Caa	15.6%
Ca	1.1%
NR	5.0%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/high-yield-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA High Yield Fund	PAGE 2	TSR-SAR-007989163

PIA Short-Term Securities Fund
PIASX
Semi-Annual Shareholder Report | May 31, 2026
This semi-annual shareholder report contains important information about the PIA Short-Term Securities Fund for the period of December 1, 2025, to May 31, 2026. You can find additional information about the Fund at https://www.pacificincome.com/mutualfund/short-term-securities-fund/. You can also request this information by contacting us at 1-800-251-1970.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PIA Short-Term Securities Fund	$20	0.39%
*	Annualized
HOW HAS THE FUND CHANGED?
Material Fund Changes
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph  McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of Pacific Income Advisers, Inc. (“PIA” or the “Adviser”), became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of Trustees (the “Board”) of the Advisors Series Trust (the “Trust”) held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and PIA. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.
KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$183,530,859
Number of Holdings	118
Portfolio Turnover	27%
Average Credit Quality	AA
Effective Duration	0.96 years
Weighted Average Maturity	2.50 years
Weighted Average Life	1.08 years
30-Day SEC Yield	4.04%
30-Day SEC Yield Unsubsidized	4.06%
PIA Short-Term Securities Fund	PAGE 1	TSR-SAR-007989551

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)*
Sector Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	23.9%
United States Treasury Bill	11.7%
BX Trust	5.0%
Lobel Automobile Receivables Trust	1.7%
Fidelity Government Portfolio	1.7%
AEGON Funding Co. LLC	1.6%
Quanta Services, Inc.	1.6%
CONE Trust 2024-DFW1	1.6%
Pagaya AI Debt Selection Trust	1.4%
Research-Driven Pagaya Motor Asset Trust	1.4%

Credit Breakdown	(%)[1]
AAA	19.1%
AA	45.9%
A	14.6%
BBB	19.8%
Cash	0.6%
*	Expressed as a percent of net assets.
1	Bond ratings provide the probability of an issuer defaulting based on the analysis of the issuer’s financial condition and profit potential. Bond rating services are provided by credit rating agencies currently registered as Nationally Recognized Statistical Rating Organizations (“NRSROs”). Bond ratings start at AAA (denoting the highest investment quality) and usually end at D (meaning payment is in default). Securities not covered by any agency will receive a non-rated (NR) rating.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.pacificincome.com/mutualfund/short-term-securities-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Pacific Income Advisers, Inc. documents not be householded, please contact Pacific Income Advisers, Inc. at 1-800-251-1970, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Pacific Income Advisers, Inc. or your financial intermediary.
PIA Short-Term Securities Fund	PAGE 2	TSR-SAR-007989551

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

PIA FUNDS
PIA BBB Bond Fund
PIA High Yield (MACS) Fund
PIA MBS Bond Fund
Core Financial Statements
May 31, 2026

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 90.0%
Aerospace/Defense - 2.3%
Boeing Co.
5.15%, 05/01/2030	$950,000	$965,185
5.71%, 05/01/2040	1,400,000	1,426,009
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	530,999
Northrop Grumman Corp., 4.95%, 03/15/2053	500,000	446,922
RTX Corp., 4.35%, 04/15/2047	1,000,000	836,628
		4,205,743
Agriculture - 1.9%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	148,950
3.40%, 05/06/2030	800,000	765,087
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	962,275
4.54%, 08/15/2047	400,000	329,388
5.65%, 03/16/2052	800,000	755,603
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	595,992
		3,557,295
Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	503,196
Auto Manufacturers - 3.3%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	492,657
6.80%, 11/07/2028	500,000	518,267
7.12%, 11/07/2033	1,000,000	1,072,763
6.13%, 03/08/2034	500,000	507,255
General Motors Co., 5.20%, 04/01/2045	400,000	355,617
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,242,771
2.35%, 01/08/2031	1,500,000	1,344,690
5.63%, 04/04/2032	500,000	513,332
		6,047,352
Banks - 6.3%
Barclays PLC
4.84%, 05/09/2028	1,000,000	1,002,000
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,030,183
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	524,197
Citigroup, Inc.
4.45%, 09/29/2027	700,000	700,006
5.30%, 05/06/2044	540,000	507,433
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	513,242
Deutsche Bank AG/New York NY, 5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031	1,000,000	1,009,281

The accompanying notes are an integral part of these financial statements.

1

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	$500,000	$498,196
8.25%, 03/01/2038	225,000	272,725
Fifth Third Financial Corp., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	515,200
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,038,134
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,224,942
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	522,346
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	782,233
Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,058,103
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	221,504
		11,419,725
Beverages - 1.1%
Constellation Brands, Inc., 2.88% , 05/01/2030	700,000	656,230
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	941,730
4.50%, 04/15/2052	500,000	397,943
		1,995,903
Biotechnology - 2.1%
Amgen, Inc.
5.25%, 03/02/2033	1,000,000	1,021,050
2.80%, 08/15/2041	500,000	362,324
4.66%, 06/15/2051	1,006,000	853,118
5.65%, 03/02/2053	500,000	485,609
Biogen, Inc., 2.25%, 05/01/2030	700,000	639,417
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	439,461
		3,800,979
Building Materials - 0.7%
Amrize Finance US LLC, 5.40%, 04/07/2035	500,000	507,823
Carrier Global Corp., 2.70%, 02/15/2031	240,000	220,877
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	618,690
		1,347,390
Chemicals - 1.3%
Dow Chemical Co.
7.38%, 11/01/2029	170,000	183,824
6.90%, 05/15/2053	500,000	524,625
DuPont de Nemours, Inc., 4.73%, 11/15/2028(a)	432,000	432,894
Nutrien Ltd., 2.95%, 05/13/2030	700,000	658,182
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	524,710
		2,324,235

The accompanying notes are an integral part of these financial statements.

2

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - 0.7%
Equifax, Inc., 3.10%, 05/15/2030	$500,000	$469,845
Global Payments, Inc., 4.88%, 11/15/2030	500,000	492,364
Moody’s Corp.
2.00%, 08/19/2031	250,000	220,182
3.10%, 11/29/2061	250,000	148,720
		1,331,111
Computers - 1.2%
Dell International LLC / EMC Corp.
6.20%, 07/15/2030	500,000	527,526
3.45%, 12/15/2051	181,000	126,872
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	1,000,000	997,693
HP, Inc., 5.50%, 01/15/2033	500,000	512,122
		2,164,213
Diversified Financial Services - 3.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,372,051
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	472,342
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,392,350
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	516,773
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	516,080
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	950,900
Sumisho Air Lease Corp., 5.30%, 02/01/2028	1,000,000	1,009,846
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	500,000	500,615
		6,730,957
Electric - 7.7%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	511,846
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	527,786
Black Hills Corp., 6.00%, 01/15/2035	500,000	523,021
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	246,182
Dominion Energy, Inc.
2.25%, 08/15/2031	500,000	443,383
4.90%, 08/01/2041	470,000	432,230
Duke Energy Corp.
2.45%, 06/01/2030	950,000	876,512
3.30% (SOFR + 2.14%), 06/15/2041	1,000,000	759,597
El Paso Electric Co., 6.00%, 05/15/2035	850,000	858,014
Eversource Energy, 2.55%, 03/15/2031	500,000	451,000
Exelon Corp., 5.45%, 03/15/2034	600,000	615,104
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	631,382
Interstate Power and Light Co., 5.60%, 06/29/2035	500,000	513,860
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	501,946
2.25%, 06/01/2030	400,000	365,065
5.25%, 03/15/2034	600,000	608,601

The accompanying notes are an integral part of these financial statements.

3

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
Pacific Gas and Electric Co., 3.50%, 08/01/2050	$5,000,000	$3,336,206
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	594,916
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	261,957
System Energy Resources, Inc., 5.30%, 12/15/2034	500,000	500,053
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	441,088
		13,999,749
Entertainment - 0.9%
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	941,250
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	581,000	525,079
5.14%, 03/15/2052	210,000	143,587
		1,609,916
Food - 2.9%
Conagra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,362,253
General Mills, Inc., 2.25%, 10/14/2031	700,000	617,162
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	508,030
4.88%, 10/01/2049	600,000	501,074
Kroger Co., 5.50%, 09/15/2054	500,000	469,439
Mondelez International, Inc., 1.50%, 02/04/2031	500,000	435,012
Sysco Corp.
5.95%, 04/01/2030	464,000	482,111
3.15%, 12/14/2051	400,000	255,115
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	597,734
		5,227,930
Forest Products & Paper - 0.4%
International Paper Co., 6.00%, 11/15/2041	700,000	712,457
Gas - 0.3%
NiSource, Inc.
5.35%, 04/01/2034	250,000	255,077
5.25%, 02/15/2043	400,000	377,029
		632,106
Hand/Machine Tools - 0.2%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	299,895
Healthcare-Products - 1.0%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	192,756
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	519,091
Solventum Corp., 5.60%, 03/23/2034	500,000	512,579
Stryker Corp., 1.95%, 06/15/2030	700,000	633,685
		1,858,111

The accompanying notes are an integral part of these financial statements.

4

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare-Services - 3.2%
Cigna Group
5.25%, 01/15/2036	$500,000	$501,492
3.40%, 03/15/2050	600,000	415,195
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	515,053
4.65%, 08/15/2044	600,000	523,917
5.13%, 02/15/2053	1,000,000	893,130
HCA, Inc.
4.13%, 06/15/2029	1,000,000	985,661
5.60%, 04/01/2034	1,000,000	1,023,306
4.38%, 03/15/2042	600,000	507,913
Humana, Inc., 4.88%, 04/01/2030	500,000	501,053
		5,866,720
Household Products/Wares - 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	493,641
Insurance - 4.0%
American International Group, Inc., 5.45%, 05/07/2035	500,000	511,254
Aon Corp., 2.80%, 05/15/2030	600,000	559,177
CNA Financial Corp., 5.13%, 02/15/2034	500,000	495,449
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	470,599
6.05%, 09/15/2033	500,000	525,204
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,772,651
Lincoln National Corp.
3.80%, 03/01/2028	120,000	118,547
5.85%, 03/15/2034	500,000	515,028
MetLife, Inc., 6.40%, 12/15/2036	855,000	876,768
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,019,212
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	490,499
		7,354,388
Internet - 0.5%
eBay, Inc., 2.60%, 05/10/2031	500,000	451,934
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	497,973
		949,907
Investment Companies - 1.6%
Ares Capital Corp., 5.80%, 03/08/2032	1,000,000	995,887
Ares Strategic Income Fund, 5.55%, 04/15/2031(a)	500,000	487,725
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	500,531
Blue Owl Capital Corp., 6.20%, 07/15/2030	500,000	499,926
HPS Corporate Lending Fund, 6.30%, 08/19/2031(a)	500,000	501,342
		2,985,411

The accompanying notes are an integral part of these financial statements.

5

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Iron/Steel - 0.6%
Steel Dynamics, Inc., 5.25%, 05/15/2035	$500,000	$503,604
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	527,187
		1,030,791
Lodging - 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/2032	500,000	517,025
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	505,147
Sands China Ltd., 2.30%, 03/08/2027(b)	1,000,000	983,975
		2,006,147
Machinery-Diversified - 1.1%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	506,085
IDEX Corp., 3.00%, 05/01/2030	1,000,000	940,171
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	515,402
		1,961,658
Media - 2.0%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	893,501
2.30%, 02/01/2032	1,000,000	851,765
3.90%, 06/01/2052	1,000,000	634,582
Paramount Global, 4.38%, 03/15/2043	610,000	389,366
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	910,557
		3,679,771
Mining - 0.5%
Southern Copper Corp., 6.75%, 04/16/2040	750,000	833,412
Miscellaneous Manufacturing - 0.3%
Textron, Inc., 6.10%, 11/15/2033	500,000	530,977
Oil & Gas - 2.7%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	625,014
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	1,006,453
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	468,349
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	1,030,332
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	361,369
Valero Energy Corp.
2.80%, 12/01/2031	750,000	678,221
6.63%, 06/15/2037	655,000	722,999
		4,892,737
Oil & Gas Services - 0.5%
Halliburton Co., 2.92%, 03/01/2030	1,000,000	941,374

The accompanying notes are an integral part of these financial statements.

6

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Packaging & Containers - 0.5%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030	$500,000	$506,329
WRKCo, Inc., 3.90%, 06/01/2028	500,000	494,484
		1,000,813
Pharmaceuticals - 2.9%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	241,298
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	123,914
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,082,277
5.13%, 07/20/2045	500,000	449,427
5.05%, 03/25/2048	1,000,000	876,749
6.05%, 06/01/2054	500,000	496,946
Viatris, Inc., 2.70%, 06/22/2030	600,000	548,556
Zoetis, Inc., 2.00%, 05/15/2030	600,000	542,899
		5,362,066
Pipelines - 7.2%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	464,327
Enbridge, Inc.
4.50%, 02/15/2031	500,000	494,716
3.40%, 08/01/2051	250,000	171,343
5.95%, 04/05/2054	500,000	502,950
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,222,525
5.00%, 05/15/2050	1,000,000	851,037
5.95%, 05/15/2054	500,000	482,179
Enterprise Products Operating LLC, 3.30%, 02/15/2053	500,000	335,139
Kinder Morgan Energy Partners LP, 5.80%, 03/15/2035	1,270,000	1,325,878
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	532,586
5.55%, 06/01/2045	700,000	678,598
MPLX LP
4.25%, 12/01/2027	515,000	513,854
4.95%, 03/14/2052	600,000	509,575
ONEOK, Inc.
6.10%, 11/15/2032	500,000	527,685
5.70%, 11/01/2054	500,000	465,738
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	525,377
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054	1,000,000	966,216
Targa Resources Corp.
5.20%, 07/01/2027	500,000	504,150
4.90%, 09/15/2030	500,000	503,358
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,078,091
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	458,852
		13,114,174

The accompanying notes are an integral part of these financial statements.

7

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - 5.3%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	$650,000	$528,867
American Tower Corp., 1.88%, 10/15/2030	1,000,000	888,900
Boston Properties LP, 3.25%, 01/30/2031	675,000	626,978
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	453,631
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	495,295
2.25%, 01/15/2031	600,000	534,454
Equinix, Inc.
1.55%, 03/15/2028	500,000	475,458
3.90%, 04/15/2032	100,000	94,837
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	520,457
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	225,214
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	330,651
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	887,864
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	968,823
Store Capital LLC
4.50%, 03/15/2028	810,000	805,503
5.40%, 04/30/2030	1,000,000	1,009,761
Ventas Realty LP, 5.63%, 07/01/2034	600,000	619,550
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	252,906
		9,719,149
Retail - 2.3%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	495,606
Genuine Parts Co., 1.88%, 11/01/2030	500,000	434,882
Lowe’s Cos., Inc.
1.70%, 10/15/2030	500,000	442,077
5.63%, 04/15/2053	1,000,000	960,108
McDonald’s Corp., 4.88%, 12/09/2045	550,000	495,996
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	917,487
Tractor Supply Co., 1.75%, 11/01/2030	500,000	440,939
		4,187,095
Semiconductors - 2.0%
Broadcom, Inc., 3.19%, 11/15/2036(a)	55,000	46,051
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,521,190
5.60%, 02/21/2054	1,000,000	941,631
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	224,378
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	500,597
2.50%, 05/11/2031	500,000	449,350
		3,683,197

The accompanying notes are an integral part of these financial statements.

8

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Software - 3.6%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	$600,000	$601,849
Fiserv, Inc.
5.63%, 08/21/2033	500,000	506,641
5.25%, 08/11/2035	500,000	489,295
Oracle Corp.
4.95%, 02/04/2031	1,000,000	983,285
5.50%, 08/03/2035	670,000	649,540
3.65%, 03/25/2041	1,400,000	1,024,411
3.95%, 03/25/2051	1,350,000	885,839
5.55%, 02/06/2053	1,000,000	826,367
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	625,622
		6,592,849
Telecommunications - 7.9%
AT&T, Inc.
2.30%, 06/01/2027	400,000	392,501
2.55%, 12/01/2033	875,000	740,956
5.13%, 04/30/2036	1,000,000	986,641
3.50%, 09/15/2053	2,368,000	1,563,578
3.55%, 09/15/2055	1,196,000	782,250
3.80%, 12/01/2057	727,000	493,791
British Telecommunications PLC, 9.63%, 12/15/2030(b)	855,000	1,017,515
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030(b)	345,000	390,415
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	507,525
Orange SA, 5.38%, 01/13/2042	575,000	558,509
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	525,799
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,556,442
2.25%, 11/15/2031	600,000	528,626
3.40%, 10/15/2052	1,100,000	731,430
5.65%, 01/15/2053	500,000	477,089
Verizon Communications, Inc.
2.55%, 03/21/2031	336,000	306,326
5.40%, 07/02/2037	523,000	525,021
4.86%, 08/21/2046	1,500,000	1,320,012
3.55%, 03/22/2051	1,000,000	703,906
2.99%, 10/30/2056	600,000	356,087
		14,464,419
Transportation - 1.1%
FedEx Corp., 3.25%, 05/15/2041	1,000,000	760,966
Kirby Corp., 4.20%, 03/01/2028	450,000	447,417
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	224,499
2.90%, 08/25/2051	1,000,000	626,878
		2,059,760

The accompanying notes are an integral part of these financial statements.

9

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Trucking & Leasing - 0.2%
GATX Corp., 1.90%, 06/01/2031	$500,000	$436,545
Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	609,506
TOTAL CORPORATE BONDS (Cost $178,235,947)		164,524,770
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.2%
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	483,550
4.70%, 02/10/2034	500,000	486,916
5.15%, 09/10/2054	500,000	463,946
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,287,000
5.63%, 02/09/2034	200,000	196,418
6.88%, 05/13/2037	200,000	209,550
4.75%, 03/08/2044	2,490,000	2,010,675
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,433,950
6.70%, 01/26/2036	750,000	812,813
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	346,560
6.55%, 03/14/2037	1,050,000	1,157,940
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,581,482
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	806,304
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,806,683)		11,277,104
U.S. TREASURY SECURITIES - 2.6%
United States Treasury Note/Bond
4.13%, 02/15/2036	1,500,000	1,462,266
4.75%, 08/15/2055	3,300,000	3,171,738
TOTAL U.S. TREASURY SECURITIES (Cost $4,746,190)		4,634,004

The accompanying notes are an integral part of these financial statements.

10

PIA BBB BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
Fidelity Government Portfolio - Institutional Class, 3.49%(c)	437,138	$437,138
TOTAL MONEY MARKET FUNDS (Cost $437,138)		437,138
TOTAL INVESTMENTS - 99.0% (Cost $196,225,958)		$180,873,016
Other Assets in Excess of Liabilities - 1.0%		1,873,281
TOTAL NET ASSETS - 100.0%		$182,746,297

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $1,468,012 or 0.8% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of May 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

11

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 94.2%
Advertising - 1.1%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(a)	$1,800,000	$1,876,909
7.13%, 02/15/2031(a)	225,000	232,783
		2,109,692
Aerospace/Defense - 1.3%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032(a)	2,515,000	2,466,540
Airlines - 1.6%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.38%, 02/01/2030(a)	2,945,000	2,685,939
8.75%, 01/15/2032(a)	325,000	315,760
		3,001,699
Auto Parts & Equipment - 2.4%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032(a)	2,100,000	2,109,366
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034(a)	2,275,000	2,275,661
		4,385,027
Building Materials - 3.8%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	1,850,000	1,742,486
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	750,000	737,850
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	1,775,000	1,659,710
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030(a)	2,625,000	861,919
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	1,650,000	1,655,349
8.88%, 11/15/2031(a)	350,000	369,103
		7,026,417
Chemicals - 8.0%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	2,597,000	77,910
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	1,725,000	1,680,443
12.00%, 02/15/2031(a)	1,586,000	1,669,265
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029(a)	3,228,378	2,219,510
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	2,084,000	1,828,748
Innophos Holdings, Inc., 11.50%, 06/15/2029(a)	2,985,500	2,815,536
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	2,300,000	2,293,688
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	2,010,000	2,138,316
		14,723,416
Coal - 1.2%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	2,380,000	2,277,557
Commercial Services - 14.5%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	2,410,000	2,312,724
AMN Healthcare, Inc., 6.50%, 01/15/2031(a)	1,770,000	1,780,390
Champions Financing, Inc., 8.75%, 02/15/2029(a)	2,350,000	2,273,219

The accompanying notes are an integral part of these financial statements.

12

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
Cimpress PLC, 7.38%, 09/15/2032(a)	$2,100,000	$2,126,370
CPI CG, Inc., 10.00%, 07/15/2029(a)	930,000	983,475
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	1,455,000	1,497,642
Deluxe Corp., 8.13, 09/15/2029(a)	1,800,000	1,881,794
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	2,350,000	2,340,734
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	1,990,000	1,954,986
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	2,125,000	2,204,974
StoneMor, Inc., 8.50%, 05/15/2029(a)	2,130,000	2,098,602
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	2,075,000	2,179,339
Veritiv Operating Co., 10.50%, 11/30/2030(a)	2,875,000	2,953,775
		26,588,024
Computers - 1.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	2,825,000	2,447,431
Diversified Financial Services - 2.9%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	700,000	683,481
6.88%, 04/15/2030(a)	1,255,000	1,195,086
9.25%, 07/01/2031(a)	235,000	226,277
7.50%, 07/15/2033(a)	300,000	256,683
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	2,300,000	2,372,600
WS Escrow LLC, 7.75%, 06/01/2033(a)	650,000	664,497
		5,398,624
Electrical Components & Equipment - 1.1%
WESCO Distribution, Inc., 5.50%, 04/15/2034(a)	1,950,000	1,940,593
Engineering & Construction - 2.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	2,120,000	2,185,642
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	2,135,000	2,150,158
		4,335,800
Entertainment - 3.4%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)	2,155,000	2,093,273
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	2,475,000	2,140,348
Voyager Parent LLC, 9.25%, 07/01/2032(a)	1,846,000	1,959,012
		6,192,633
Food - 2.5%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
9.00%, 02/15/2029(a)	2,040,000	2,133,163
7.13%, 04/30/2033(a)	350,000	355,080
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	2,250,000	2,178,099
		4,666,342

The accompanying notes are an integral part of these financial statements.

13

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Food Service - 1.4%
TKC Holdings, Inc.
8.50%, 08/15/2030(a)	$1,225,000	$1,254,343
12.00%, 02/15/2031(a)	1,300,000	1,353,828
		2,608,171
Forest Products & Paper - 2.2%
Magnera Corp.
4.75%, 11/15/2029(a)	2,165,000	2,027,872
7.25%, 11/15/2031(a)	500,000	483,516
Mercer International, Inc.
12.88%, 10/01/2028(a)	1,237,000	650,476
5.13%, 02/01/2029	1,725,000	826,637
		3,988,501
Gas - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.88%, 06/01/2031(a)	1,950,000	1,994,972
Insurance - 2.3%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(a)	1,950,000	1,885,389
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034(a)	2,425,000	2,366,620
		4,252,009
Internet - 1.9%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028(a)	1,625,000	1,524,942
5.75%, 05/15/2028(a)	1,335,000	1,275,628
8.75%, 05/01/2029(a)	170,000	157,013
9.50%, 05/30/2029(a)	500,000	468,246
		3,425,829
Leisure Time - 1.1%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(a)	1,985,000	2,013,294
Machinery-Diversified - 1.7%
Columbus McKinnon Corp./NY, 7.13%, 02/01/2033(a)	2,200,000	2,230,965
OT Merger Corp., 7.88%, 10/15/2029(a)	3,231,000	965,423
		3,196,388
Media - 4.0%
Beasley Mezzanine Holdings LLC
10.00%, 12/31/2027(a)(b)	1,285,674	970,684
11.00%, 08/01/2028(a)	143,000	136,386
Spanish Broadcasting System, Inc., 9.75%, 03/01/2027(a)(b)(c)	3,100,000	2,061,500
Univision Communications, Inc.
4.50%, 05/01/2029(a)	1,375,000	1,308,013
7.38%, 06/30/2030(a)	400,000	398,745
8.50%, 07/31/2031(a)	250,000	251,797

The accompanying notes are an integral part of these financial statements.

14

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Media - (Continued)
9.38%, 08/01/2032(a)	$525,000	$538,077
8.88%, 04/15/2033(a)	300,000	298,977
Urban One, Inc., 7.38%, 02/01/2028(a)	2,712,000	1,399,731
		7,363,910
Metal Fabricate/Hardware - 2.7%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(a)	2,210,000	2,319,901
TMS International Corp./DE, 6.25%, 04/15/2029(a)	2,600,000	2,556,620
		4,876,521
Mining - 2.3%
Compass Minerals International, Inc., 8.00%, 07/01/2030(a)	2,000,000	2,116,590
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(a)	1,940,000	2,057,069
		4,173,659
Miscellaneous Manufacturing - 1.5%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028(a)	791,562	808,736
Calderys Financing LLC, 11.25%, 06/01/2028(a)	1,950,000	2,021,520
		2,830,256
Oil & Gas - 0.7%
Borr IHC Ltd. / Borr Finance LLC, 8.75%, 01/15/2032(a)	1,300,000	1,310,631
Oil & Gas Services - 3.6%
Bristow Group, Inc., 6.75%, 02/01/2033(a)	2,070,000	2,092,431
CHC Group LLC, 11.75%, 09/01/2030(a)	2,915,000	2,484,179
Enerflex, Inc., 6.88%, 01/15/2031(a)	1,915,000	1,971,077
		6,547,687
Packaging & Containers - 3.1%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(a)	1,600,000	1,613,376
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031(a)	1,950,000	1,960,776
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	2,075,000	2,110,897
		5,685,049
Pharmaceuticals - 1.3%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	2,605,000	2,389,410
Pipelines - 7.5%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	1,175,000	1,189,000
8.25%, 01/15/2032(a)	390,000	409,547
7.13%, 07/01/2033(a)	525,000	534,245
ITT Holdings LLC, 6.50%, 08/01/2029(a)	2,699,000	2,690,293
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	2,070,000	2,122,843

The accompanying notes are an integral part of these financial statements.

15

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - (Continued)
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	$1,000,000	$1,039,801
8.38%, 02/15/2032(a)	1,280,000	1,344,740
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	2,200,000	2,295,284
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	2,105,000	2,171,556
		13,797,309
Retail - 3.1%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(a)	2,325,000	2,281,519
9.25%, 01/15/2031(a)	1,200,000	1,266,732
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	2,050,000	2,077,138
		5,625,389
Transportation - 5.2%
PODS LLC, 8.75%, 05/15/2031(a)	2,600,000	2,538,442
Rand Parent LLC, 8.50%, 02/15/2030(a)	2,180,000	2,248,232
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	2,350,000	2,281,070
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	2,425,000	2,499,641
		9,567,385
TOTAL CORPORATE BONDS (Cost $181,435,414)		173,206,165
	Shares
COMMON STOCKS - 0.0%(d)
Building Materials - 0.0%(d)
Northwest Hardwoods(b)(e)	2,996	4,494
TOTAL COMMON STOCKS (Cost $137,017)		4,494
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.7%
Fidelity Government Portfolio - Institutional Class, 3.49%(f)	8,683,276	8,683,276
TOTAL MONEY MARKET FUNDS (Cost $8,683,276)		8,683,276
TOTAL INVESTMENTS - 98.9% (Cost $190,255,707)		$181,893,935
Other Assets in Excess of Liabilities - 1.1%		1,934,469
TOTAL NET ASSETS - 100.0%		$183,828,404

The accompanying notes are an integral part of these financial statements.

16

PIA HIGH YIELD (MACS) FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $171,190,529 or 93.1% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,036,678 or 1.7% of net assets as of May 31, 2026.

(c)	Issuer is currently in default.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

17

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 88.9%
U.S. Government Securities - 88.9%(a)
FHLMC
Pool G04832, 5.00%, 10/01/2038	$40,751	$41,215
Pool G08741, 3.00%, 01/01/2047	239,151	213,974
Pool QD0505, 2.50%, 11/01/2051	1,341,036	1,125,760
Pool QD2700, 2.50%, 12/01/2051	1,192,410	1,006,879
Pool QD3120, 3.00%, 12/01/2051	1,344,249	1,178,724
Pool QD7063, 2.50%, 02/01/2052	652,734	551,573
Pool QD7338, 2.00%, 02/01/2052	1,159,175	933,128
Pool QF6264, 2.50%, 01/01/2053	273,087	229,575
Pool QY3029, 5.50%, 05/01/2055	1,824,279	1,835,050
Pool RA5559, 2.50%, 07/01/2051	1,680,748	1,410,965
Pool RA6012, 3.00%, 10/01/2051	1,327,229	1,161,770
Pool RA6528, 2.50%, 02/01/2052	1,648,698	1,392,668
Pool RJ6473, 5.50%, 04/01/2056	1,997,360	2,008,733
Pool RQ0110, 5.00%, 04/01/2056	1,982,308	1,951,937
Pool SD1285, 3.50%, 06/01/2052	1,325,408	1,206,987
Pool SD3275, 5.50%, 07/01/2053	1,449,115	1,459,741
Pool SD6764, 5.00%, 11/01/2054	1,861,075	1,842,540
Pool SD7191, 5.00%, 12/01/2054	1,840,061	1,812,422
Pool SD8172, 2.00%, 10/01/2051	1,646,926	1,325,953
Pool SD8193, 2.00%, 02/01/2052	1,548,928	1,244,728
Pool SD8194, 2.50%, 02/01/2052	1,118,660	943,819
Pool SD8199, 2.00%, 03/01/2052	1,174,957	945,248
Pool SD8204, 2.00%, 04/01/2052	1,588,301	1,276,836
Pool SD8214, 3.50%, 05/01/2052	1,499,268	1,365,315
Pool SD8275, 4.50%, 12/01/2052	1,168,894	1,127,406
Pool SD8284, 3.00%, 01/01/2053	2,214,546	1,939,326
Pool SD8312, 2.50%, 01/01/2053	979,633	825,783
Pool SD8336, 3.50%, 04/01/2053	1,618,223	1,473,711
Pool SD8341, 5.00%, 07/01/2053	1,640,117	1,621,622
Pool SD8383, 5.50%, 12/01/2053	1,482,396	1,494,932
Pool SD8406, 4.00%, 01/01/2054	1,835,448	1,720,833
Pool SD8428, 4.00%, 05/01/2054	1,331,298	1,248,292
FNMA
Pool AU3363, 3.00%, 08/01/2043	322,983	294,144
Pool AZ0504, 3.00%, 06/01/2045	433,794	392,675
Pool BM4135, 4.50%, 05/01/2048	312,741	306,371
Pool BU7884, 2.50%, 01/01/2052	1,331,120	1,123,600
Pool BV2451, 3.00%, 06/01/2052	1,741,683	1,525,346
Pool BV5577, 2.50%, 05/01/2052	1,724,352	1,450,713
Pool BW1298, 5.50%, 11/01/2052	1,317,231	1,330,128
Pool BW9886, 4.50%, 10/01/2052	1,563,812	1,508,302
Pool CB0381, 2.00%, 05/01/2051	1,738,766	1,393,738
Pool FM7827, 3.00%, 12/01/2050	903,038	799,975
Pool FM8407, 3.00%, 08/01/2051	1,009,082	888,780
Pool FM9646, 2.00%, 11/01/2051	1,091,153	874,611

The accompanying notes are an integral part of these financial statements.

18

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
U.S. Government Securities - (Continued)
Pool FS5387, 2.50%, 05/01/2052	$1,761,798	$1,478,953
Pool MA2670, 3.00%, 07/01/2046	285,315	256,709
Pool MA4547, 2.00%, 02/01/2052	1,571,087	1,263,472
Pool MA4548, 2.50%, 02/01/2052	1,485,291	1,253,147
Pool MA4563, 2.50%, 03/01/2052	1,437,545	1,212,859
Pool MA4577, 2.00%, 04/01/2052	1,376,785	1,106,392
Pool MA4578, 2.50%, 04/01/2052	1,538,052	1,296,891
Pool MA4579, 3.00%, 04/01/2052	1,501,235	1,316,037
Pool MA4654, 3.50%, 07/01/2052	1,289,410	1,175,140
Pool MA4732, 4.00%, 09/01/2052	1,185,391	1,113,961
Pool MA4867, 4.50%, 01/01/2053	1,645,964	1,588,152
Pool MA4940, 5.00%, 03/01/2053	1,528,582	1,512,607
Pool MA5037, 4.50%, 06/01/2053	1,631,488	1,574,187
Pool MA5441, 4.00%, 08/01/2054	1,880,516	1,763,267
Pool MA5645, 5.00%, 03/01/2055	1,798,077	1,771,022
Pool MA5997, 5.00%, 03/01/2056	1,968,998	1,938,831
GNMA
Pool 726311, 5.00%, 09/15/2039	93,804	94,780
Pool AW1730, 3.00%, 05/15/2047	721,870	650,258
Pool AZ5554, 3.00%, 08/15/2047	304,568	274,354
Pool MA6089, 3.00%, 08/20/2049	117,852	105,367
Pool MA6153, 3.00%, 09/20/2049	309,272	276,653
Pool MA6338, 3.00%, 12/20/2049	326,401	291,209
Pool MA7826, 2.00%, 01/20/2052	1,429,646	1,175,089
Pool MA7827, 2.50%, 01/20/2052	1,394,442	1,196,241
Pool MA7880, 2.00%, 02/20/2052	1,560,630	1,282,751
Pool MA7936, 2.50%, 03/20/2052	1,049,290	900,144
Pool MA7987, 2.50%, 04/20/2052	1,514,784	1,299,470
Pool MA8044, 3.50%, 05/20/2052	1,275,287	1,164,041
Pool MA8099, 3.50%, 06/20/2052	1,442,769	1,312,903
Pool MA8147, 2.50%, 07/20/2052	1,476,421	1,267,700
Pool MA8266, 3.50%, 09/20/2052	1,233,215	1,119,537
Pool MA8267, 4.00%, 09/20/2052	1,528,452	1,438,420
Pool MA9538, 4.00%, 03/20/2054	1,871,092	1,748,231
Pool MA9723, 4.50%, 06/20/2054	1,411,682	1,362,482
TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,655,664)		90,387,085
ASSET-BACKED SECURITIES - 2.5%
United States - 2.5%
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 07/15/2060(b)	1,316,840	1,110,613
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00%, 09/17/2041(b)	1,500,000	1,443,382
TOTAL ASSET-BACKED SECURITIES (Cost $2,747,379)		2,553,995

The accompanying notes are an integral part of these financial statements.

19

PIA MBS BOND FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 7.3%
3.55%, 06/18/2026(c)	$4,500,000	$4,492,281
3.70%, 11/27/2026(c)	3,000,000	2,945,852
TOTAL U.S. TREASURY BILLS (Cost $7,438,434)		7,438,133
	Shares
MONEY MARKET FUNDS - 1.1%
Fidelity Government Portfolio - Institutional Class, 3.49%(d)	1,131,478	1,131,478
TOTAL MONEY MARKET FUNDS (Cost $1,131,478)		1,131,478
TOTAL INVESTMENTS - 99.8% (Cost $106,972,955)		$101,510,691
Other Assets in Excess of Liabilities - 0.2%		188,908
TOTAL NET ASSETS - 100.0%		$101,699,599

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $2,553,995 or 2.5% of the Fund’s net assets.

(c)	The rate shown is the annualized yield as of May 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

20

PIA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

	PIA BBB Bond Fund	PIA High Yield (MACS) Fund	PIA MBS Bond Fund
ASSETS:
Investments, at value	$180,873,016	$181,893,935	$101,510,691
Interest receivable	2,044,598	3,931,164	293,875
Receivable for fund shares sold	40,116	2,443	11,307
Dividends receivable	1,568	29,927	4,131
Receivable from Adviser	1,042	—	1,562
Receivable for investments sold	—	16,193	—
Prepaid expenses and other assets	15,104	26,218	12,174
Total assets	182,975,444	185,899,880	101,833,740
LIABILITIES:
Payable for fund shares redeemed	92,304	4,936	23,440
Payable for fund administration and accounting fees	62,714	52,751	46,367
Payable for transfer agent fees and expenses	23,623	20,407	17,109
Payable for audit fees	11,642	11,642	11,705
Payable for printing and mailing	7,595	6,421	6,764
Payable for sub-transfer agent fees	6,521	30	5,055
Payable for directors fees	6,516	6,516	6,516
Payable for custodian fees	5,003	3,270	3,783
Payable for compliance fees	4,569	4,569	4,569
Payable for investments purchased	—	1,951,625	—
Payable for expenses and other liabilities	8,660	9,309	8,833
Total liabilities	229,147	2,071,476	134,141
NET ASSETS	$182,746,297	$183,828,404	$101,699,599
Net Assets Consist of:
Paid-in capital	$213,941,219	$208,549,755	$109,625,491
Total accumulated losses	(31,194,922)	(24,721,351)	(7,925,892)
Total net assets	$182,746,297	$183,828,404	$101,699,599
Net assets	$182,746,297	$183,828,404	$101,699,599
Shares issued and outstanding (unlimited shares authorized without par value)	21,220,258	22,896,696	12,230,750
Net asset value per share	$8.61	$8.03	$8.32
Cost:
Investments, at cost	$196,225,958	$190,255,707	$106,972,955

The accompanying notes are an integral part of these financial statements.

21

PIA FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

	PIA BBB Bond Fund	PIA High Yield (MACS) Fund	PIA MBS Bond Fund
INVESTMENT INCOME:
Dividend income	$30,562	$257,513	$33,954
Interest income	3,944,523	7,313,373	2,239,857
Total investment income	3,975,085	7,570,886	2,273,811
EXPENSES:
Fund administration and accounting fees	76,563	66,467	58,922
Transfer agent fees	47,137	22,664	37,241
Federal and state registration fees	13,483	11,476	11,515
Audit fees	11,643	11,642	11,705
Trustees’ fees	11,441	11,441	11,441
Custodian fees	7,389	7,195	6,059
Compliance fees	5,485	5,484	5,485
Reports to shareholders	5,237	4,197	4,978
Legal fees	3,621	3,621	3,621
Insurance expense	1,441	1,278	1,069
Other expenses and fees	1,819	1,510	1,557
Total expenses	185,259	146,975	153,593
Fee waiver from Adviser	(10,602)	—	(6,257)
Net expenses	174,657	146,975	147,336
Net investment income (loss)	3,800,428	7,423,911	2,126,475
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(121,179)	(4,948,123)	72,487
Net realized gain (loss)	(121,179)	(4,948,123)	72,487
Net change in unrealized appreciation (depreciation) on:
Investments	(2,578,628)	1,853,733	(1,511,264)
Net change in unrealized appreciation (depreciation)	(2,578,628)	1,853,733	(1,511,264)
Net realized and unrealized gain (loss)	(2,699,807)	(3,094,390)	(1,438,777)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,100,621	$4,329,521	$687,698

The accompanying notes are an integral part of these financial statements.

22

PIA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	PIA BBB Bond Fund		PIA High Yield (MACS) Fund
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$3,800,428	$8,319,968	$7,423,911	$15,852,938
Net realized gain (loss)	(121,179)	(3,698,665)	(4,948,123)	(5,453,138)
Net change in unrealized appreciation (depreciation)	(2,578,628)	7,890,735	1,853,733	(6,877,942)
Net increase (decrease) in net assets from operations	1,100,621	12,512,038	4,329,521	3,521,858
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,842,550)	(8,310,321)	(7,527,675)	(15,785,857)
Total distributions to shareholders	(3,842,550)	(8,310,321)	(7,527,675)	(15,785,857)
CAPITAL TRANSACTIONS:
Shares sold	14,531,009	42,030,582	3,332,899	8,960,670
Shares issued from reinvestment of distributions	3,388,731	7,506,039	7,138,365	15,051,971
Shares redeemed	(17,630,191)	(86,515,066)	(8,089,759)	(4,958,595)
Net increase (decrease) in net assets from capital transactions	289,549	(36,978,445)	2,381,505	19,054,046
Net increase (decrease) in net assets	(2,452,380)	(32,776,728)	(816,649)	6,790,047
NET ASSETS:
Beginning of the period	185,198,677	217,975,405	184,645,053	177,855,006
End of the period	$182,746,297	$185,198,677	$183,828,404	$184,645,053
SHARES TRANSACTIONS
Shares sold	1,675,251	4,940,856	411,099	1,061,582
Shares issued from reinvestment of distributions	392,506	881,219	887,942	1,789,710
Shares redeemed	(2,040,169)	(10,087,274)	(1,010,613)	(584,130)
Total increase (decrease) in shares outstanding	27,588	(4,265,199)	288,428	2,267,162

The accompanying notes are an integral part of these financial statements.

23

PIA FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	PIA MBS Bond Fund
	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$2,126,475	$4,313,627
Net realized gain (loss)	72,487	15,308
Net change in unrealized appreciation (depreciation)	(1,511,264)	1,763,628
Net increase (decrease) in net assets from operations	687,698	6,092,563
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,362,287)	(4,248,908)
Total distributions to shareholders	(2,362,287)	(4,248,908)
CAPITAL TRANSACTIONS:
Shares sold	6,994,090	22,888,028
Shares issued from reinvestment of distributions	1,963,887	3,552,586
Shares redeemed	(13,101,938)	(19,064,138)
Net increase (decrease) in net assets from capital transactions	(4,143,961)	7,376,476
Net increase (decrease) in net assets	(5,818,550)	9,220,131
NET ASSETS:
Beginning of the period	107,518,149	98,298,018
End of the period	$101,699,599	$107,518,149
SHARES TRANSACTIONS
Shares sold	830,669	2,787,055
Shares issued from reinvestment of distributions	234,626	431,434
Shares redeemed	(1,558,458)	(2,317,261)
Total increase (decrease) in shares outstanding	(493,163)	901,228

The accompanying notes are an integral part of these financial statements.

24

PIA BBB BOND FUND
FINANCIAL HIGHLIGHTS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.74	$8.56	$8.15	$8.10	$9.97	$10.32
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.18	0.34	0.32	0.30	0.29	0.28
Net realized and unrealized gain (loss) on investments(b)	(0.13)	0.18	0.41	0.05	(1.87)	(0.35)
Total from investment operations	0.05	0.52	0.73	0.35	(1.58)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(0.34)	(0.32)	(0.30)	(0.29)	(0.28)
Total distributions	(0.18)	(0.34)	(0.32)	(0.30)	(0.29)	(0.28)
Net asset value, end of period	$8.61	$8.74	$8.56	$8.15	$8.10	$9.97
Total return(c)	0.59%	6.30%	9.04%	4.43%	−16.00%	−0.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$182,746	$185,199	$217,975	$191,129	$222,337	$296,682
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	0.20%	0.19%	0.17%	0.17%	0.15%	0.15%
After expense waiver/ recoupment(d)	0.19%	0.19%	0.17%	0.17%	0.15%	0.15%
Ratio of net investment income (loss) to average net assets(d)	4.13%	3.99%	3.79%	3.67%	3.26%	2.83%
Portfolio turnover rate(c)	5%	12%	9%	8%	10%	20%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

25

PIA HIGH YIELD (MACS) FUND
FINANCIAL HIGHLIGHTS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.17	$8.74	$8.31	$8.03	$9.67	$9.57
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.33	0.74	0.73	0.69	0.69	0.68
Net realized and unrealized gain (loss) on investments(b)	(0.14)	(0.57)	0.43	0.28	(1.48)	0.10
Total from investment operations	0.19	0.17	1.16	0.97	(0.79)	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.74)	(0.73)	(0.69)	(0.70)	(0.68)
Net realized gains	—	—	—	—	(0.15)	—
Total distributions	(0.33)	(0.74)	(0.73)	(0.69)	(0.85)	(0.68)
Net asset value, end of period	$8.03	$8.17	$8.74	$8.31	$8.03	$9.67
Total return(c)	2.41%	2.03%	14.45%	12.50%	−8.50%	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$183,828	$184,645	$177,855	$148,633	$124,216	$131,815
Ratio of expenses to average net assets(d)	0.16%	0.17%	0.17%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) to average net assets(d)	8.08%	8.79%	8.55%	8.37%	7.98%	6.91%
Portfolio turnover rate(c)	20%	30%	29%	33%	24%	70%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

26

PIA MBS BOND FUND
FINANCIAL HIGHLIGHTS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.45	$8.31	$8.07	$8.32	$9.56	$9.71
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17	0.34	0.33	0.28	0.17	0.08
Net realized and unrealized gain (loss) on investments(b)	(0.11)	0.14	0.23	(0.26)	(1.23)	(0.15)
Total from investment operations	0.06	0.48	0.56	0.02	(1.06)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.34)	(0.32)	(0.27)	(0.18)	(0.08)
Total distributions	(0.19)	(0.34)	(0.32)	(0.27)	(0.18)	(0.08)
Net asset value, end of period	$8.32	$8.45	$8.31	$8.07	$8.32	$9.56
Total return(c)	0.69%	5.95%	7.04%	0.29%	−11.12%	−0.73%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,700	$107,518	$98,298	$85,752	$54,313	$60,396
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	0.29%	0.31%	0.31%	0.38%	0.43%	0.31%
After expense waiver/ recoupment(d)	0.28%	0.28%	0.26%(e)	0.23%	0.23%	0.23%
Ratio of net investment income (loss) to average net assets(d)	4.04%	4.16%	4.09%	3.58%	1.97%	0.56%
Portfolio turnover rate(c)	8%	12%	17%	13%	146%	680%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Effective April 1, 2024, the Adviser agreed to increase annual expense cap to 0.28% of average daily net assets. Prior to April 1, 2024, the expense cap was 0.23% of average daily net assets.
The accompanying notes are an integral part of these financial statements.

27

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA BBB Bond Fund, the PIA High Yield (MACS) Fund and the PIA MBS Bond Fund (the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Funds offer the Managed Account Completion Shares (MACS) class. Each of the Funds is diversified and has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the “BBB Bond Fund”) is to seek to provide a total rate of return that approximates that of bonds rated within the BBB category by credit rating agencies currently registered as nationally recognized statistical rating organizations (“NRSROs”). The investment objective of the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) is to seek a high level of current income. The investment objective of the PIA MBS Bond Fund (the “MBS Bond Fund”) is to seek to provide a total rate of return that exceeds the Bloomberg Barclays U.S. MBS Fixed Rate Index. The Fund’s secondary objective is to seek capital growth when that is consistent with its primary objective. The BBB Bond Fund and the MBS Bond Fund commenced operations on September 25, 2003 and February 28, 2006, respectively. The High Yield (MACS) Fund commenced operations on December 26, 2017. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the BBB Bond Fund and the High Yield (MACS) Fund.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Funds are required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds’ net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to “rollover” their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

28

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on a first in, first out basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) Management Committee, consisting of the firm’s Chief Executive Officer and Chief Investment Officer, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Funds’ financial statements.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Funds. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Each Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2026, the Funds did not enter into derivatives transactions.

29

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 12 for more information about subsequent events.
NOTE 3 – SECURITIES VALUATION
The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis. The Funds’ investments are carried at fair value.
Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
All foreign securities owned by the Funds are U.S. dollar denominated.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these

30

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Equity Securities – Equity securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by each Fund and its Valuation Designee (as defined below) in calculating each Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs and whether or not they are observable in the marketplace, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2026, the Funds held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Funds at May 31, 2026.

31

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2026:
BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$164,524,770	$—	$164,524,770
Foreign Government Debt Obligations	—	11,277,104	—	11,277,104
U.S. Treasury Securities	—	4,634,004	—	4,634,004
Money Market Funds	437,138	—	—	437,138
Total Investments	$437,138	$180,435,878	$—	$180,873,016

High Yield (MACS) Fund

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$170,173,981	$3,032,184	$173,206,165
Common Stocks	—	—	4,494	4,494
Money Market Funds	8,683,276	—	—	8,683,276
Total Investments	$8,683,276	$170,173,981	$3,036,678	$181,893,935

MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities	$—	$90,387,085	$—	$90,387,085
Asset-Backed Securities	—	2,553,995	—	2,553,995
U.S. Treasury Bills	—	7,438,133	—	7,438,133
Money Market Funds	1,131,478	—	—	1,131,478
Total Investments	$1,131,478	$100,379,213	$—	$101,510,691

Refer to each Fund’s schedule of investments for a detailed break-out of securities by industry classification.
The following is a reconciliation of the High Yield (MACS) Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. The Fund transferred $2,053,750 into Level 3 at the period ended May 31, 2026 because the security was fair valued by the Adviser.

	Level 3
	Common Stocks	Corporate Bonds
Beginning balance as of November 30, 2025	$37,450	$0
Purchases	—	991,306
Change in unrealized appreciation/depreciation	(32,956)	74,185
Amortization/(Accretion)	—	(87,057)
Transfers into Level 3	—	2,053,750
Ending balance as of May 31, 2026	$4,494	$3,032,184
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$(32,956)	$74,185

32

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
The following is a summary of quantitative information about level 3 valued measurements:

	5/31/26	Valuation Technique(s)	Unobservable Input	Input/Range
Common Stocks	4,494	Market Transaction Method	Prior/Recent Transaction	$1.50
Corporate Bonds	3,032,184	Market Transaction Method	Prior/Recent Transaction	66.50-75.50

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have investment advisory agreements with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser an investment advisory fee. However, investors in the Funds will be charged investment advisory fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in “wrap-fee” programs pay fees to the program sponsor, who in turn pays fees to the Adviser.
The Funds are responsible for their own operating expenses. The Adviser has temporarily agreed to reduce fees payable to it by the BBB Bond Fund and High Yield (MACS) Fund and to pay the BBB Bond Fund and High Yield (MACS) Fund operating expenses (excluding acquired fund fees and expenses, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the extent necessary to limit each Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

BBB Bond Fund	0.19%
High Yield (MACS) Fund	0.25%

The Adviser may not recoup amounts subject to the temporary expense limitation in future periods. For the six months ended May 31, 2026, the Adviser absorbed Fund expenses in the amount of $10,602 and $0 for the BBB Bond Fund and the High Yield (MACS) Fund, respectively.
Prior to March 31, 2025, the Adviser had temporarily agreed to reduce fees payable to the MBS Bond Fund. As of March 31, 2025, the Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay the Fund operating expenses (excluding acquired fund fees and expenses, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to the extent necessary to limit the Fund’s aggregate annual operating expenses as a percent of average daily net assets as follows:

MBS Bond Fund	0.28%

Any such reduction made by the Adviser in its fees or payment of expenses which are the MBS Bond Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the MBS Bond Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the MBS Bond Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the MBS Bond Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2026, the Adviser absorbed MBS Bond Fund expenses in the amount of $6,257; no amounts were reimbursed to the Adviser.

33

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Beginning March 31, 2025, and effective with the contractual agreement, the Adviser is eligible to recapture up to $19,345 waived during the fiscal year ended November 30, 2025. Any reduced fees and/or absorbed Fund expenses prior to March 31, 2025, was under the temporary agreement and is not subject to recapture. The Adviser may recapture the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/28	$19,345
5/31/29	6,257
$25,602

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds. The Custodian is an affiliate of Fund Services. Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2026, are disclosed in the Statements of Operations.
The BBB Bond Fund, the High Yield (MACS) Fund and the MBS Bond Fund have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The BBB Bond Fund, the High Yield (MACS) Fund, and the MBS Bond Fund expensed $22,721, $136, and $18,042, respectively, of sub-transfer agent fees during the six months ended May 31, 2026. These fees are included in the transfer agent fees and expenses amount disclosed in the Statements of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
BBB Bond Fund	$3,195,327	$6,575,694	$5,711,472	$1,858,391
High Yield (MACS) Fund	41,733,155	32,743,115	—	—
MBS Bond Fund	8,036,329	886,233	—	8,372,421

NOTE 6 – LINE OF CREDIT
The BBB Bond Fund, the High Yield (MACS) Fund and the MBS Bond Fund have a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value of assets, $15,000,000 with a limit of 15% of market value of assets, and $8,000,000 with a limit of 33.33% of market value of assets, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank N.A. The Funds did not draw upon their respective lines of credit during the six months ended May 31, 2026.

34

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended May 31, 2026 and year ended November 30, 2025 were as follows:

	BBB Bond Fund		High Yield (MACS) Fund		MBS Bond Fund
	May 31, 2026	November 30, 2025	May 31, 2026	November 30, 2025	May 31, 2026	November 30, 2025
Ordinary income	$3,842,550	$8,310,321	$7,527,675	$15,785,857	$2,362,287	$4,248,908

As of November 30, 2025, the Funds’ most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

	BBB Bond Fund	High Yield (MACS) Fund	MBS Bond Fund
Cost of investments(a)	$196,106,991	$192,131,500	$111,272,726
Gross unrealized appreciation	2,906,046	4,126,875	1,036,075
Gross unrealized depreciation	(15,696,877)	(14,342,380)	(4,987,074)
Net unrealized appreciation/(depreciation)(a)	(12,790,831)	(10,215,505)	(3,950,999)
Undistributed ordinary income	125,548	276,302	451,991
Undistributed long-term capital gain	—	—	—
Total distributable earnings	125,548	276,302	451,991
Other accumulated gains/(losses)	(15,787,710)	(11,583,994)	(2,752,295)
Total accumulated earnings/(losses)	$(28,452,993)	$(21,523,197)	$(6,251,303)

(a)	The difference between book-basis and tax-basis cost and net unrealized appreciation in the BBB Bond Fund is attributable primarily to wash sales.
The BBB Bond Fund, the High Yield (MACS) Fund and the MBS Bond Fund had tax capital losses, which may be carried over indefinitely to offset future gains, as follows:

	Short-term capital losses	Long-term capital losses
BBB Bond Fund	$1,974,791	$13,812,919
High Yield (MACS) Fund	$361,875	$11,222,119
MBS Bond Fund	$1,514,720	$1,237,575

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect the Funds’ net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.
•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Funds’ portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Funds’ investments may be negatively affected by the occurrence of global events such as war, terrorism,

35

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•
Interest Rate Risk. The value of a Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Funds may not be able to make interest or principal payments.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Funds. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Funds.

BBB Bond Fund
•
High Yield Securities Risk. The BBB Bond Fund may hold high yield securities as a result of credit rating downgrades. Securities with ratings lower than BBB or Baa are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

MBS Bond Fund
•
ETF and Mutual Fund Risk. When the MBS Bond Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Mortgage-Backed Securities. These risks include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

36

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
•
Risks associated with Real Estate and Regulatory Actions. Although some of the securities in the Fund are expected to either have a U.S. government sponsored entity guarantee or be AAA rated by any NSRSO, if real estate experiences a significant price decline, this could adversely affect the prices of the securities the Fund owns. In addition, any adverse regulatory action could impact the prices of the securities the Fund owns.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
TBA Securities Risk. In a TBA transaction, a seller agrees to deliver a security at a future date, but does not specify the particular security to be delivered. Instead, the seller agrees to accept any security that meets specified terms. TBA transactions involve the risk that the securities received may have less favorable characteristics than what was anticipated when the Adviser entered into the transaction. Adviser accounts with TBA securities are also subject to counterparty risk and will be exposed to changes in the value of the underlying investments during the term of the agreement.

•
Dollar Roll Risk. Dollar rolls involve the risk that the MBS Bond Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the buyer files for bankruptcy or becomes insolvent, the buyer or its representative may ask for and receive an extension of time to decide whether to enforce the Fund’s repurchase obligation. In addition, the Fund earns interest by investing the transaction proceeds during the roll period. Dollar roll transactions may have the effect of creating leverage in the Fund’s portfolio.

•
Risks Associated with Inflation and Deflation. Inflation risk is the risk that the rising cost of living may erode the purchasing power of an investment over time. Deflation risk is the risk that prices throughout the economy decline over time—the opposite of inflation.

•
Government-Sponsored Entities Risk. Securities issued or guaranteed by government-sponsored entities, including GNMA, FNMA, and FHLMC, may not be guaranteed or insured by the U.S. government and may only be supported by the credit of the issuing agency.

•
Asset-Backed Securities Risks. These risks include Market and Regulatory Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). Asset-backed securities may decline in value when defaults on the underlying assets occur and may exhibit additional volatility in periods of changing interest rates.

High Yield (MACS) Fund
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Foreign and Emerging Market Securities Risk. Investments in foreign currencies and foreign issuers are subject to additional risks, including political and economic risks, greater volatility, civil conflicts and war, sanctions or other measures by the United States or other governments, liquidity risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, expropriation and nationalization risks, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with

37

PIA FUNDS
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.
•
Loan Participation and Assignment Risk. Loan participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Bank loans (i.e., loan participations and assignments), like other high yield corporate debt obligations, have a higher risk of default and may be less liquid and/or become illiquid.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. The following table reflects shareholders that maintain accounts of more than 25% of the voting securities of a Fund as of May 31, 2026:

Fund	Shareholder	Percent of Shares Held
BBB Bond Fund	Wells Fargo LLC	44.35%
High Yield (MACS) Fund	First Hawaiian Bank	91.30%
MBS Bond Fund	Morgan Stanley LLC	38.25%

NOTE 10 – Trustees
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 11 – Officers
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.
NOTE 12 – SUBSEQUENT EVENTS
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of PIA, became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Funds or the Adviser.
At a meeting of the Board of the Trust held on June 24, 2026, the Board approved, and recommended approval by a vote of each Fund's shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Funds, and Adviser. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Funds on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Funds' shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Funds' shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Funds.

38

PIA FUNDS
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreements”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA BBB Bond Fund (the “BBB Fund”), the PIA MBS Bond Fund (the “MBS Fund”), and the PIA High Yield (MACS) Fund (the “High Yield (MACS) Fund”) (collectively, the “Funds”). At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser and the services provided by the Adviser to the Funds under the Advisory Agreements. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreements:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreements. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss each Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board took into account that all shareholders of the Funds are advisory clients of the Adviser and that the Funds are used as investment options to fulfill investment mandates for such clients. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreements and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of each Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and

39

PIA FUNDS
ADDITIONAL INFORMATION(Continued)
risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
BBB Fund: The Board noted that the BBB Fund performed above the average of its Cohort for the one-year period, performed in line for the three-year period, and underperformed for the five- and ten-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed the benchmark index for the one-, three-, five-, and ten-year periods ended June 30, 2025.
The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the BBB Fund.
MBS Fund: The Board noted the Fund underperformed the average of its Cohort for the one-, three-, five-, and ten-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its benchmark index for the one-, three-, five- and ten-year periods, all periods ended June 30, 2025.
The Board considered that the Adviser does not manage any other accounts with a similar strategy to that of the MBS Fund.
High Yield (MACS) Fund: The Board noted that the High Yield (MACS) Fund underperformed the average of the Cohort for the one-year period and outperformed for the three- and five-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it underperformed its benchmark index for the one-year period and outperformed for the three- and five-year periods ended June 30, 2025.
The Board also considered any differences in performance between the similarly managed accounts of the Adviser and the performance of the Fund, noting that the Fund had outperformed its similarly managed account composite for the one-, three- and five-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreements. In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the applicable Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements. The Board also considered that the Adviser does not manage any other accounts with strategies similar to that of the BBB Fund and MBS Fund.

BBB Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort. The Board noted that the Adviser does not charge management fees to the BBB Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the BBB Fund.
MBS Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort. The Board also noted that the Adviser does not charge management fees to the MBS Fund. The Board recognized that clients of the Adviser pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the MBS Fund.
High Yield (MACS) Fund: The Board noted that the Fund’s net expense ratio was below the median and average of its Cohort. The Board also noted that the Adviser does not charge management fees to the High Yield (MACS) Fund. The Board recognized that clients of the Adviser will pay the Adviser an investment advisory fee to manage their assets as part of wrap programs or other investment advisory accounts, including on assets invested in the High Yield Fund.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that since the Adviser does not charge a

40

PIA FUNDS
ADDITIONAL INFORMATION(Continued)
management fee to the Funds, and has temporarily agreed to absorb all but 0.19%, 0.28% and 0.25% of the BBB Fund’s, MBS Fund’s and High Yield (MACS) Fund’s ordinary operating expenses through March 29, 2027, respectively, it did not appear that there were any additional significant economies of scale being realized by the Adviser. As of March 31, 2025, the Adviser has contractually agreed, through at least March 29, 2026, to maintain an annual expense ratio for the MBS Fund of 0.28%. The Board additionally noted that the expense ratios for BBB Fund and High Yield (MACS) Fund are currently running below the Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.
5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Funds. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds. The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, including the advisory fees it received from the wrap programs and other advisory accounts associated with assets invested in the Funds. The Board also considered that the Funds do not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreements was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreements for the BBB Fund, MBS Fund, and High Yield (MACS) Fund would be in the best interests of each Fund and its shareholders.

41

PIA HIGH YIELD FUND
Core Financial Statements
May 31, 2026

PIA High Yield Fund
Schedule of Investments
May 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 93.5%
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030(a)	$925,000	$964,523
7.13%, 02/15/2031(a)	175,000	181,053
		1,145,576
Aerospace/Defense - 1.3%
Efesto Bidco SpA Efesto US LLC, 7.50%, 02/15/2032(a)	1,235,000	1,211,203
Airlines - 1.3%
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.38%, 02/01/2030(a)	1,193,000	1,088,056
8.75%, 01/15/2032(a)	175,000	170,025
		1,258,081
Auto Parts & Equipment - 2.2%
American Axle & Manufacturing, Inc., 6.38%, 10/15/2032(a)	1,048,000	1,052,674
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 6.38%, 04/15/2034(a)	1,050,000	1,050,305
		2,102,979
Building Materials - 3.6%
CP Atlas Buyer, Inc., 9.75%, 07/15/2030(a)	1,150,000	1,083,167
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032(a)	250,000	245,950
MIWD Holdco II LLC / MIWD Finance Corp., 5.50%, 02/01/2030(a)	725,000	677,910
Oscar AcquisitionCo LLC / Oscar Finance, Inc., 9.50%, 04/15/2030(a)	1,575,000	517,151
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028(a)	650,000	652,107
8.88%, 11/15/2031(a)	300,000	316,374
		3,492,659
Chemicals - 8.0%
ASP Unifrax Holdings, Inc., 5.25%, 09/30/2028(a)	932,000	27,960
Consolidated Energy Finance SA
5.63%, 10/15/2028(a)	875,000	852,399
12.00%, 02/15/2031(a)	960,000	1,010,400
GPD Cos., Inc., 12.50% (or 2.38% PIK), 12/31/2029(a)	1,681,662	1,156,143
Herens Holdco Sarl, 4.75%, 05/15/2028(a)	1,000,000	877,518
Innophos Holdings, Inc., 11.50%, 06/15/2029(a)	1,415,550	1,334,963
Mativ Holdings, Inc., 8.00%, 10/01/2029(a)	1,175,000	1,171,775
Rain Carbon, Inc., 12.25%, 09/01/2029(a)	1,130,000	1,202,138
		7,633,296
Coal - 1.3%
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,250,000	1,196,196
Commercial Services - 14.5%
Alta Equipment Group, Inc., 9.00%, 06/01/2029(a)	1,341,000	1,286,873
AMN Healthcare, Inc., 6.50%, 01/15/2031(a)	1,125,000	1,131,604
Champions Financing, Inc., 8.75%, 02/15/2029(a)	1,250,000	1,209,159
Cimpress PLC, 7.38%, 09/15/2032(a)	1,100,000	1,113,813
CPI CG, Inc., 10.00%, 07/15/2029(a)	838,000	886,185

The accompanying notes are an integral part of these financial statements.

1

PIA High Yield Fund
Schedule of Investments
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Commercial Services - (Continued)
Dcli Bidco LLC, 7.75%, 11/15/2029(a)	$975,000	$1,003,574
Deluxe Corp., 8.13%, 09/15/2029(a)	872,000	911,625
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,135,000	1,130,524
PROG Holdings, Inc., 6.00%, 11/15/2029(a)	850,000	835,044
RR Donnelley & Sons Co., 9.50%, 08/01/2029(a)	1,116,000	1,158,001
StoneMor, Inc., 8.50%, 05/15/2029(a)	1,165,000	1,147,827
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030(a)	975,000	1,024,027
Veritiv Operating Co., 10.50%, 11/30/2030(a)	1,108,000	1,138,359
		13,976,615
Computers - 1.3%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(a)	1,445,000	1,251,872
Diversified Financial Services - 2.7%
Burford Capital Global Finance LLC
6.25%, 04/15/2028(a)	320,000	312,448
6.88%, 04/15/2030(a)	550,000	523,743
9.25%, 07/01/2031(a)	135,000	129,989
7.50%, 07/15/2033(a)	200,000	171,122
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030(a)	1,031,000	1,063,544
WS Escrow LLC, 7.75%, 06/01/2033(a)	350,000	357,806
		2,558,652
Electrical Components & Equipment - 0.8%
WESCO Distribution, Inc., 5.50%, 04/15/2034(a)	800,000	796,141
Engineering & Construction - 2.4%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(a)	1,175,000	1,211,381
Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/2028(a)	1,106,000	1,113,853
		2,325,234
Entertainment - 3.3%
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033(a)	1,046,000	1,016,038
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(a)	1,317,000	1,138,925
Voyager Parent LLC, 9.25%, 07/01/2032(a)	992,000	1,052,730
		3,207,693
Food - 2.3%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc.
9.00%, 02/15/2029(a)	1,017,000	1,063,444
7.13%, 04/30/2033(a)	200,000	202,903
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029(a)	940,000	909,961
		2,176,308
Food Service - 1.3%
TKC Holdings, Inc.
8.50%, 08/15/2030(a)	600,000	614,372
12.00%, 02/15/2031(a)	600,000	624,844
		1,239,216

The accompanying notes are an integral part of these financial statements.

2

PIA High Yield Fund
Schedule of Investments
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Forest Products & Paper - 2.3%
Magnera Corp.
4.75%, 11/15/2029(a)	$1,017,000	$952,585
7.25%, 11/15/2031(a)	500,000	483,516
Mercer International, Inc.
12.88%, 10/01/2028(a)	700,000	368,094
5.13%, 02/01/2029	850,000	407,329
		2,211,524
Gas - 1.1%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.88%, 06/01/2031(a)	1,050,000	1,074,216
Insurance - 2.2%
Acrisure LLC / Acrisure Finance, Inc., 6.75%, 07/01/2032(a)	1,050,000	1,015,209
Asurion LLC/ Asurion Co.-Issuer, Inc., 8.38%, 02/01/2034(a)	1,125,000	1,097,917
		2,113,126
Internet - 1.9%
ION Platform Finance US, Inc. / ION Platform Finance SARL
4.63%, 05/01/2028(a)	875,000	821,122
5.75%, 05/15/2028(a)	495,000	472,986
8.75%, 05/01/2029(a)	230,000	212,429
9.50%, 05/30/2029(a)	337,000	315,598
		1,822,135
Leisure Time - 1.1%
A&K Travel Group Holdings Ltd., 7.50%, 05/15/2033(a)	1,070,000	1,085,252
Machinery-Diversified - 1.5%
Columbus McKinnon Corp./NY, 7.13%, 02/01/2033(a)	925,000	938,020
OT Merger Corp., 7.88%, 10/15/2029(a)	1,769,000	528,577
		1,466,597
Media - 4.1%
Beasley Mezzanine Holdings LLC
10.00%, 12/31/2027(a)(b)	536,634	405,159
11.00%, 08/01/2028(a)	59,000	56,271
Spanish Broadcasting System, Inc., 9.75%, 03/01/2027(a)(b)(c)	1,535,000	1,020,775
Univision Communications, Inc.
4.50%, 05/01/2029(a)	570,000	542,231
7.38%, 06/30/2030(a)	350,000	348,902
8.50%, 07/31/2031(a)	250,000	251,797
9.38%, 08/01/2032(a)	275,000	281,850
8.88%, 04/15/2033(a)	200,000	199,318
Urban One, Inc., 7.38%, 02/01/2028(a)	1,650,000	851,606
		3,957,909
Metal Fabricate/Hardware - 2.6%
Park-Ohio Industries, Inc., 8.50%, 08/01/2030(a)	1,195,000	1,254,426
TMS International Corp./DE, 6.25%, 04/15/2029(a)	1,280,000	1,258,644
		2,513,070

The accompanying notes are an integral part of these financial statements.

3

PIA High Yield Fund
Schedule of Investments
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Mining - 2.3%
Compass Minerals International, Inc., 8.00%, 07/01/2030(a)	$1,100,000	$1,164,124
JW Aluminum Continuous Cast Co., 10.25%, 04/01/2030(a)	1,000,000	1,060,345
		2,224,469
Miscellaneous Manufacturing - 1.6%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028(a)	796,875	814,164
Calderys Financing LLC, 11.25%, 06/01/2028(a)	665,000	689,390
		1,503,554
Oil & Gas - 0.7%
Borr IHC Ltd. / Borr Finance LLC, 8.75%, 01/15/2032(a)	700,000	705,724
Oil & Gas Services - 3.4%
Bristow Group, Inc., 6.75%, 02/01/2033(a)	1,010,000	1,020,944
CHC Group LLC, 11.75%, 09/01/2030(a)	1,435,000	1,222,915
Enerflex, Inc., 6.88%, 01/15/2031(a)	975,000	1,003,551
		3,247,410
Packaging & Containers - 4.0%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 6.25%, 01/30/2031(a)	1,550,000	1,562,958
Canpack Group, Inc. / CANPACK SA, 6.00%, 05/15/2031(a)	1,050,000	1,055,802
Cascades, Inc./Cascades USA, Inc., 6.75%, 07/15/2030(a)	1,175,000	1,195,328
		3,814,088
Pharmaceuticals - 1.4%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc., 8.75%, 04/17/2032(a)	1,445,000	1,325,412
Pipelines - 7.4%
Global Partners LP / GLP Finance Corp.
6.88%, 01/15/2029	616,000	623,340
8.25%, 01/15/2032(a)	165,000	173,270
7.13%, 07/01/2033(a)	225,000	228,962
ITT Holdings LLC, 6.50%, 08/01/2029(a)	1,255,000	1,250,951
Martin Midstream Partners LP / Martin Midstream Finance Corp., 11.50%, 02/15/2028(a)	1,200,000	1,230,634
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029(a)	590,000	613,483
8.38%, 02/15/2032(a)	667,000	700,736
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(a)	1,200,000	1,251,973
TransMontaigne Partners LLC, 8.50%, 06/15/2030(a)	1,038,000	1,070,819
		7,144,168
Retail - 3.3%
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029(a)	1,300,000	1,275,688
9.25%, 01/15/2031(a)	650,000	686,146
Park River Holdings, Inc., 8.00%, 03/15/2031(a)	1,175,000	1,190,555
		3,152,389

The accompanying notes are an integral part of these financial statements.

4

PIA High Yield Fund
Schedule of Investments
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Transportation - 5.1%
PODS LLC, 8.75%, 05/15/2031(a)	$1,400,000	$1,366,854
Rand Parent LLC, 8.50%, 02/15/2030(a)	1,085,000	1,118,959
Star Leasing Co. LLC, 7.63%, 02/15/2030(a)	1,250,000	1,213,335
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032(a)	1,180,000	1,216,320
		4,915,468
TOTAL CORPORATE BONDS (Cost $94,138,785)		89,848,232

	Shares
COMMON STOCKS - 0.0%(d)
Building Materials - 0.0%(d)
Northwest Hardwoods(b)(e)	2,996	4,494
TOTAL COMMON STOCKS (Cost $137,016)		4,494
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.5%
Fidelity Government Portfolio - Institutional Class, 3.49%(f)	5,313,932	5,313,932
TOTAL MONEY MARKET FUNDS (Cost $5,313,932)		5,313,932
TOTAL INVESTMENTS - 99.0% (Cost $99,589,733)		$95,166,658
Other Assets in Excess of Liabilities - 1.0%		949,021
TOTAL NET ASSETS - 100.0%		$96,115,679

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
PIK - Payment in Kind
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $88,817,563 or 92.4% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,430,428 or 1.5% of net assets as of May 31, 2026.

(c)	Issuer is currently in default.
(d)	Represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

5

PIA High Yield Fund
Statement of Assets and Liabilities
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$95,166,658
Interest receivable	1,725,182
Receivable for investments sold	344,907
Receivable for fund shares sold	36,790
Dividends receivable	19,382
Prepaid expenses and other assets	19,779
Total assets	97,312,698
LIABILITIES:
Payable for investments purchased	1,050,875
Payable for fund administration and accounting fees	50,297
Payable for transfer agent fees and expenses	27,800
Payable to Adviser	20,816
Payable for audit fees	11,643
Payable for sub-transfer agent fees	7,711
Payable for directors fees	6,516
Payable for compliance fees	4,569
Payable for custodian fees	2,030
Payable for fund shares redeemed	386
Payable for expenses and other liabilities	14,376
Total liabilities	1,197,019
NET ASSETS	$96,115,679
Net Assets Consist of:
Paid-in capital	$ 109,368,399
Total accumulated losses	(13,252,720)
Total net assets	$96,115,679
Institutional
Net assets	$96,115,679
Shares issued and outstanding (unlimited shares authorized without par value)	11,501,699
Net asset value per share	$8.36
Cost:
Investments, at cost	$99,589,733

The accompanying notes are an integral part of these financial statements.

6

PIA High Yield Fund
Statement of Operations
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$110,909
Interest income	3,814,583
Total investment income	3,925,492
EXPENSES:
Investment advisory fee	257,995
Transfer agent fees	64,820
Fund administration and accounting fees	63,632
Federal and state registration fees	14,213
Audit fees	11,643
Trustees’ fees	11,441
Reports to shareholders	5,548
Compliance fees	5,485
Custodian fees	4,296
Legal fees	4,126
Insurance expense	1,035
Other expenses and fees	1,734
Total expenses	445,968
Fee waiver from Adviser	(141,065)
Net expenses	304,903
NET INVESTMENT INCOME (LOSS)	3,620,589
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(2,639,447)
Net realized gain (loss)	(2,639,447)
Net change in unrealized appreciation (depreciation) on:
Investments	1,072,781
Net change in unrealized appreciation (depreciation)	1,072,781
Net realized and unrealized gain (loss)	(1,566,666)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,053,923

The accompanying notes are an integral part of these financial statements.

7

PIA High Yield Fund
Statements of Changes in Net Assets

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$3,620,589	$7,642,490
Net realized gain (loss)	(2,639,447)	(2,454,332)
Net change in unrealized appreciation (depreciation)	1,072,781	(4,148,238)
Net increase (decrease) in net assets from operations	2,053,923	1,039,920
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional	(3,672,944)	(7,605,120)
Total distributions to shareholders	(3,672,944)	(7,605,120)
CAPITAL TRANSACTIONS:
Shares sold - Institutional	10,656,594	39,570,899
Shares issued from reinvestment of distributions - Institutional	1,221,977	2,901,150
Shares redeemed - Institutional	(9,218,863)	(34,320,495)
Net increase (decrease) in net assets from capital transactions	2,659,708	8,151,554
NET INCREASE (DECREASE) IN NET ASSETS	1,040,687	1,586,354
NET ASSETS:
Beginning of the period	95,074,992	93,488,638
End of the period	$96,115,679	$95,074,992
SHARES TRANSACTIONS
Shares sold - Institutional	1,273,117	4,482,378
Shares issued from reinvestment of distributions - Institutional	145,971	331,214
Shares redeemed - Institutional	(1,092,838)	(3,904,967)
Total increase (decrease) in shares outstanding	326,250	908,625

The accompanying notes are an integral part of these financial statements.

8

PIA High Yield Fund
Financial Highlights
Institutional

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.51	$9.11	$8.64	$8.28	$9.85	$9.71
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.32	0.72	0.68	0.65	0.68	0.61
Net realized and unrealized gain (loss) on investments(b)	(0.14)	(0.61)	0.47	0.36	(1.57)	0.14
Total from investment operations	0.18	0.11	1.15	1.01	(0.89)	0.75
LESS DISTRIBUTIONS FROM:
Net investment income	(0.33)	(0.71)	(0.68)	(0.65)	(0.68)	(0.61)
Total distributions	(0.33)	(0.71)	(0.68)	(0.65)	(0.68)	(0.61)
Net asset value, end of period	$8.36	$8.51	$9.11	$8.64	$8.28	$9.85
TOTAL RETURN(c)	2.16%	1.27%	13.73%	12.70%	−9.26%	7.85%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$96,116	$95,075	$93,489	$59,011	$50,004	$60,396
Ratio of expenses to average net assets:
Before expense waiver/recoupment(d)	0.95%	0.96%	0.98%	1.06%	1.06%	0.97%
After expense waiver/recoupment(d)	0.65%	0.65%	0.80%(e)	0.86%	0.86%	0.86%
Ratio of net investment income (loss) to average net assets(d)	7.72%	8.14%	7.78%	7.69%	7.50%	6.13%
Portfolio turnover rate(c)	19%	34%	43%	35%	23%	72%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
Effective September 1, 2024, the Adviser agreed to limit annual operating expenses to 0.65% of average daily net assets. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets.

The accompanying notes are an integral part of these financial statements.

9

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA High Yield Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
Currently, the Fund offers the Institutional Class. The primary investment objective of the Fund is to seek a high level of current income. The Fund commenced operations on December 31, 2010.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the other PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on the trade date. Realized gains and losses on sales of securities are calculated on a first-in, first-out basis. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Non-cash interest income included in interest income, if any, is recorded at fair market value of additional par received.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes.
The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

10

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) Management Committee, consisting of the firm’s Chief Executive Officer and Chief Investment Officer, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Fund’s financial statements.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2026, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 12 for more information about subsequent events.
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

11

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Bank Loan Obligations – Bank loan obligations are valued at market on the basis of valuations furnished by an independent pricing service which utilizes quotations obtained from dealers in bank loans. These securities will generally be classified in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Equity Securities – Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs and whether or not they are observable in the marketplace, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

12

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2026, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2026.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$88,422,298	$1,425,934	$89,848,232
Common Stocks		—	4,494	4,494
Money Market Funds	5,313,932	—	—	5,313,932
Total Investments	$5,313,932	$88,422,298	$1,430,428	$95,166,658

Refer to the Schedule of Investments for further disaggregation of investment categories.
The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value. The Fund transferred $1,016,938 into Level 3 at the period ended May 31, 2026 because the security was fair valued by the Adviser.

	Level 3
	Common Stocks	Corporate Bonds
Beginning balance as of November 30, 2025	$37,450	$0
Purchases	—	413,767
Change in unrealized appreciation/depreciation	(32,956)	44,436
Amortization/(Accretion)	—	(49,207)
Transfers into Level 3	—	1,016,938
Ending balance as of May 31, 2026	$4,494	$1,430,428
Change in unrealized appreciation/depreciation still held as of May 31, 2026	$(32,956)	$44,436

The following is a summary of quantitative information about level 3 valued measurements:

	5/31/26	Valuation Technique(s)	Unobservable Input	Input/Range
Common Stocks	4,494	Market Transaction Method	Prior/Recent Transaction	$1.50
Corporate Bonds	1,425,934	Market Transaction Method	Prior/Recent Transaction	66.50-75.50

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly calculated at an annual rate of 0.55% based upon the Fund’s average daily net assets. For the six months ended May 31, 2026, the Fund incurred $257,995 in advisory fees.
The Fund is responsible for its own operating expenses. Prior to March 31, 2025 the Adviser had temporarily agreed to reduce fees payable to the Fund. As of March 31, 2025 the Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, leverage, interest, brokerage commissions,

13

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.65% of the average daily net assets. The Adviser reduced its temporary expense cap to 0.65% as of September 1, 2024. Prior to September 1, 2024, the expense cap was 0.86% of average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2026, the Adviser reduced its fees and/or absorbed Fund expenses in the amount of $141,065; no amounts were reimbursed to the Adviser.
Beginning March 31, 2025, and effective with the contractual agreement, the Adviser is eligible to recapture up to $205,063 waived during the fiscal year ended November 30, 2025. Any reduced fees and/or absorbed Fund expenses prior to March 31, 2025, was under the temporary agreement and is not subject to recapture. The Adviser may recapture the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/28	$205,063
5/31/29	141,065
$346,128

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2026, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $33,086 of sub-transfer agent fees during the six months ended May 31, 2026. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2026, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. Government securities) were $20,030,291 and $16,425,336, respectively. There were no purchases and sales of U.S. Government securities during the six months ended May 31, 2026.
NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $15,000,000, with a limit of 15% of market value of assets. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the six months ended May 31, 2026.

14

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended May 31, 2026 and year ended November 30, 2025 were as follows:

	May 31, 2026	November 30, 2025
Ordinary income	$3,672,944	$7,605,120

As of November 30, 2025, the Fund’s most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$99,240,816
Gross unrealized appreciation	1,649,632
Gross unrealized depreciation	(7,145,488)
Net unrealized appreciation/(depreciation)(a)	(5,495,856)
Undistributed ordinary income	136,255
Undistributed long-term capital gains	—
Total distributable earnings	136,255
Other accumulated gains/(losses)	(6,274,098)
Total accumulated earnings/(losses)	$(11,633,699)

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
$663,552	$5,610,546

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
High Yield Securities Risk. High yield securities (or “junk bonds”) entail greater risk of loss of principal because of their greater exposure to credit risk. High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other instruments held by the Fund may not be able to make interest or principal payments.
•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or

15

PIA HIGH YIELD FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
ETF and Mutual Fund Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities that the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

NOTE 9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, National Financial Services, LLC, for the benefit of their customers, owned 49.38% of the outstanding shares of the Fund.
NOTE 10 – Trustees
Effective December 31, 2025, Joe Redwine retired from the Board.
NOTE 11 – Officers
Ms. Elaine Richards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.
NOTE 12 – SUBSEQUENT EVENTS
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of PIA, became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of the Trust held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and Adviser. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

16

PIA HIGH YIELD FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA High Yield Fund (the “High Yield Fund” or “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board also considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and

17

PIA HIGH YIELD FUND
ADDITIONAL INFORMATION(Continued)
risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.
The Board noted that the Fund underperformed the average of both the Morningstar peer group and the Cohort for the one-year period, and outperformed for the three-, five- and ten-year periods, all periods ended June 30, 2025. The Board also reviewed the performance of the High-Yield Fund against a broad-based securities market benchmark for the same period, noting that it had underperformed its benchmark for the one-year period and outperformed its benchmark index for the three-, five- and ten-year periods ended June 30, 2025.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the High-Yield Fund, noting that the Fund underperformed the similarly managed composite for the one-, three-, five-, and ten-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort, and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had temporarily agreed, through at least March 29, 2026, to maintain an annual expense ratio for the Fund of 0.65%, which was lowered from 0.86% effective September 1, 2024, excluding certain operating expenses and class-level expenses (the “Expense Cap”). As of March 31, 2025, the Adviser has contractually agreed, through at least March 29, 2026, to maintain an annual expense ratio for the Fund of 0.65%. The Board also considered that the contractual management fee was at the median and above the average of its Cohort, while the net expense ratio was above the Cohort average and median. The Board further noted that if the lower Expense Cap had been in place for the whole fiscal year, the net expense ratio would have been at the median and below the average of its Cohort. The Board also took into consideration the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were higher than the fees charged to the Advisor’s separately managed account clients, primarily as a reflection of the larger account size for separate account clients as well as client service and operations differences between the Fund and the separate account clients.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and considered both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

18

PIA HIGH YIELD FUND
ADDITIONAL INFORMATION(Continued)
No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the High Yield Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the High Yield Fund would be in the best interests of the Fund and its shareholders.

19

PIA Short-Term Securities Fund
Core Financial Statements
May 31, 2026

PIA SHORT-TERM SECURITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)

	Par	Value
CORPORATE BONDS - 36.3%
Agriculture - 0.6%
Philip Morris International, Inc., 4.75%, 02/12/2027	$1,000,000	$1,005,117
Banks - 7.9%
Bank of Montreal, 5.27%, 12/11/2026	1,800,000	1,811,712
Bank of Nova Scotia, 5.40%, 06/04/2027	800,000	809,888
Canadian Imperial Bank of Commerce, 5.93%, 10/02/2026	800,000	804,849
Citibank NA, 5.49%, 12/04/2026	1,000,000	1,006,565
Fifth Third Bank NA, 4.97% to 01/28/2027 then SOFR + 0.81%, 01/28/2028	2,000,000	2,005,914
Goldman Sachs Bank USA, 4.66% to 06/03/2028 then SOFR + 0.72%, 06/03/2029	2,000,000	2,002,696
Morgan Stanley Bank NA, 4.45% to 10/15/2026 then SOFR + 0.68%, 10/15/2027	2,000,000	2,001,350
Royal Bank of Canada, 4.88%, 01/19/2027	2,000,000	2,009,577
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 09/14/2026(a)	1,000,000	1,004,468
Wells Fargo Bank NA, 5.25%, 12/11/2026	1,000,000	1,005,910
		14,462,929
Building Materials - 0.5%
Amrize Finance US LLC, 4.70%, 04/07/2028	1,000,000	1,002,784
Chemicals - 0.6%
Nutrien Ltd., 5.20%, 06/21/2027	1,000,000	1,009,165
Commercial Services - 1.9%
Cintas Corp. No 2, 4.20%, 05/01/2028	500,000	499,330
Quanta Services, Inc., 4.75%, 08/09/2027	3,000,000	3,011,761
		3,511,091
Diversified Financial Services - 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 04/01/2028	1,000,000	1,005,379
Electric - 4.2%
Ameren Corp., 5.70%, 12/01/2026	1,000,000	1,006,537
DTE Energy Co., 4.95%, 07/01/2027	500,000	503,388
Duke Energy Corp., 4.85%, 01/05/2027	1,000,000	1,004,174
Evergy, Inc., 4.25%, 03/15/2029	1,000,000	990,602
Georgia Power Co., 5.00%, 02/23/2027	1,500,000	1,510,337
NextEra Energy Capital Holdings, Inc., 4.69%, 09/01/2027	500,000	502,239
PacifiCorp, 4.25%, 03/15/2029	500,000	494,590
Southern California Edison Co., 4.40%, 09/06/2026	700,000	700,120
Xcel Energy, Inc., 4.75%, 03/21/2028	1,000,000	1,004,692
		7,716,679
Environmental Control - 0.5%
Veralto Corp., 5.50% (SOFR + 2.26%), 09/18/2026	1,000,000	1,002,844
Forest Products & Paper - 0.5%
Georgia-Pacific LLC, 4.40%, 06/30/2028(a)	1,000,000	999,721
Healthcare-Products - 0.3%
Smith & Nephew PLC, 5.15%, 03/20/2027	500,000	502,537

The accompanying notes are an integral part of these financial statements.

1

PIA SHORT-TERM SECURITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Healthcare-Services - 0.1%
Elevance Health, Inc., 4.50%, 10/30/2026	$250,000	$250,428
Insurance - 4.7%
AEGON Funding Co. LLC, 5.50%, 04/16/2027(a)	3,000,000	3,024,291
Aon North America, Inc., 5.13%, 03/01/2027	500,000	502,891
Arthur J Gallagher & Co., 4.60%, 12/15/2027	500,000	501,071
Corebridge Global Funding, 5.35%, 06/24/2026(a)	500,000	500,350
Lincoln Financial Global Funding, 4.20%, 01/12/2029(a)	500,000	493,662
Mutual of Omaha Cos. Global Funding, 5.80%, 07/27/2026(a)	1,000,000	1,002,445
Principal Life Global Funding II
5.00%, 01/16/2027(a)	500,000	502,468
4.60%, 08/19/2027(a)	1,000,000	1,002,650
Protective Life Global Funding, 4.99%, 01/12/2027(a)	1,000,000	1,005,098
		8,534,926
Investment Companies - 2.7%
Ares Capital Corp., 7.00% (SOFR + 1.36%), 01/15/2027	2,000,000	2,026,332
HPS Corporate Lending Fund, 5.45%, 01/14/2028	2,000,000	1,995,064
Main Street Capital Corp., 6.50%, 06/04/2027	1,000,000	1,009,870
		5,031,266
Lodging - 0.3%
Marriott International, Inc./MD, 5.45%, 09/15/2026	500,000	500,955
Machinery-Diversified - 0.3%
AGCO Corp., 5.45%, 03/21/2027	500,000	504,267
Mining - 0.6%
Glencore Funding LLC, 5.34%, 04/04/2027(a)	1,000,000	1,009,211
Oil & Gas Services - 0.3%
Schlumberger Holdings Corp., 5.00%, 05/29/2027(a)	500,000	503,882
Packaging & Containers - 1.6%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028	1,000,000	1,005,194
Sonoco Products Co., 4.45%, 09/01/2026	2,000,000	2,000,707
		3,005,901
Pharmaceuticals - 1.1%
Cencora, Inc., 4.63%, 12/15/2027	2,000,000	2,008,770
Pipelines - 2.7%
Enbridge, Inc., 5.25%, 04/05/2027	2,000,000	2,015,692
Energy Transfer LP, 6.05%, 12/01/2026	1,000,000	1,007,790
ONEOK, Inc., 4.25%, 09/24/2027	1,000,000	997,903
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027	1,000,000	1,003,961
		5,025,346

The accompanying notes are an integral part of these financial statements.

2

PIA SHORT-TERM SECURITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
REITS - 1.6%
Camden Property Trust, 5.85%, 11/03/2026	$2,000,000	$2,011,282
Public Storage Operating Co., 4.34% (SOFR + 0.70%), 04/16/2027	1,000,000	1,001,839
		3,013,121
Software - 1.1%
Fiserv, Inc., 5.15%, 03/15/2027	2,000,000	2,010,993
Transportation - 1.1%
TTX Co., 5.50%, 09/25/2026(a)	2,000,000	2,006,384
Water - 0.5%
Essential Utilities, Inc., 4.80%, 08/15/2027	1,000,000	1,004,179
TOTAL CORPORATE BONDS (Cost $66,284,312)		66,627,875
U.S. TREASURY SECURITIES - 23.9%
United States Treasury Note/Bond
3.50%, 10/31/2027	10,000,000	9,934,766
4.00%, 12/15/2027	2,500,000	2,500,586
3.88%, 03/15/2028	6,200,000	6,186,074
3.75%, 05/15/2028	6,200,000	6,169,000
3.88%, 07/15/2028	5,000,000	4,983,789
3.38%, 09/15/2028	7,000,000	6,898,828
3.50%, 12/15/2028	7,200,000	7,104,937
TOTAL U.S. TREASURY SECURITIES (Cost $44,055,145)		43,777,980
ASSET-BACKED SECURITIES - 19.7%
United States - 19.7%
Acacia 2025-1 LLC, Series 2025-1, Class A, 5.24%, 11/15/2037(a)	1,230,982	1,230,948
Alliance Funding Group, Series 2023-1, Class B, 7.51%, 09/16/2030(a)	416,460	419,059
Ansley Park Capital LLC, Series 2025-A, Class A2, 4.43%, 04/20/2035(a)	1,731,489	1,725,202
Arivo Acceptance Auto Loan Receivables Trust
Series 2024-1A, Class A, 6.46%, 04/17/2028(a)	146,678	147,039
Series 2025-1A, Class A2, 4.92%, 05/15/2029(a)	762,886	765,058
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, 4.55%, 02/15/2033(a)	746,355	745,741
Bankers Healthcare Group, Inc., Series 2025-2CON, Class A, 4.84%, 09/17/2036(a)	2,188,137	2,184,011
CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.05% (SOFR + 0.69%), 01/18/2028	236,619	237,249
CP EF Asset Securitization LLC, Series 2026-1A, Class A2, 5.00%, 01/17/2034(a)	1,000,000	1,001,176
CPS Auto Trust
Series 2025-A, Class B, 5.02%, 07/16/2029(a)	1,000,000	1,003,551
Series 2026-B, Class B, 4.59%, 12/16/2030(a)	1,000,000	998,043

The accompanying notes are an integral part of these financial statements.

3

PIA SHORT-TERM SECURITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
United States - (Continued)
Dell Equipment Finance Trust, Series 2024-2, Class A2, 4.69%, 08/22/2030(a)	$95,923	$95,976
Dext ABS Funding LLC
Series 2023-1, Class C, 7.13%, 09/15/2032(a)	850,000	868,804
Series 2025-1, Class A2, 4.59%, 08/16/2027(a)	376,271	376,850
DLLAA LLC, Series 2025-1A, Class A2, 4.70%, 10/20/2027(a)	433,149	434,116
FCI Funding, Series 2024-1A, Class A, 5.44%, 08/15/2036(a)	1,027,114	1,028,263
Foursight Capital Automobile Receivables Trust, Series 2024-1, Class A2, 5.49%, 01/16/2029(a)	78,258	78,388
General Motors Co., Series 2023-1, Class A1, 5.34%, 06/15/2028(a)	1,000,000	1,000,657
Lobel Automobile Receivables Trust
Series 2025-1, Class A, 5.06%, 11/15/2027(a)	117,050	117,102
Series 2026-1, Class A, 4.88%, 10/16/2028(a)	2,927,150	2,929,027
NYCTL 2025-A Trust, Series 2025-A, Class A, 4.84%, 11/10/2038(a)	1,282,471	1,272,134
Oaktree Abf Equipment Depositor LLC, Series 2026-1A, Class A2, 4.50%, 10/17/2033(a)	1,000,000	999,614
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/2046(a)	1,674,658	1,668,136
Pagaya AI Debt Selection Trust
Series 2025-3, Class A2, 5.37%, 12/15/2032(a)	1,104,774	1,108,386
Series 2026-3, Class A1, 4.64%, 05/17/2027(a)	1,500,000	1,500,304
PVOne LLC
Series 2023-1A, Class A, 7.25%, 07/16/2035(a)	63,259	63,328
Series 2025-1A, Class A, 5.40%, 03/15/2039(a)	1,793,744	1,796,502
RCKT Mortgage Trust, Series 2025-2A, Class A, 4.48%, 11/27/2034(a)	768,544	769,578
Reach Financial LLC
Series 2025-1A, Class A, 4.96%, 08/16/2032(a)	323,307	323,826
Series 2025-2A, Class A, 4.93%, 08/18/2032(a)	498,397	500,186
Series 2026-1A, Class A, 4.32%, 02/15/2033(a)	647,988	648,183
Research-Driven Pagaya Motor Asset Trust
Series 2025-5A, Class A3, 4.84%, 06/26/2034(a)	1,500,000	1,495,678
Series 2026-1A, Class A2, 4.52%, 01/25/2035(a)	1,000,000	999,414
SAFCO Auto Receivables Trust, Series 2025-1A, Class A, 5.46%, 09/10/2029(a)	797,360	796,687
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027(a)	1,458,779	1,461,737
United Auto Credit Securitization Trust, Series 2026-1, Class A, 4.41% (1 mo. Term SOFR + 1.20%), 06/12/2028(a)	727,202	727,128
Veros Automobile Receivables Trust, Series 2026-1, Class A, 4.53%, 08/15/2028(a)	693,065	693,219
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75%, 07/16/2035(a)	1,000,000	1,003,500
Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.75%, 08/15/2028(a)	1,000,000	1,003,123
TOTAL ASSET-BACKED SECURITIES (Cost $36,224,429)		36,216,923

The accompanying notes are an integral part of these financial statements.

4

PIA SHORT-TERM SECURITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - 7.2%
Commercial Mortgage-Backed Securities - 7.1%
BLP Commercial Mortgage Trust, Series 2025-IND, Class A, Pool G08741, 4.83% (1 mo. Term SOFR + 1.20%), 03/15/2042(a)	$952,891	$951,544
BX Trust
Series 2024-CNYN, Class A, Pool G04832, 5.07% (1 mo. Term SOFR + 1.44%), 04/15/2041(a)	1,397,656	1,401,114
Series 2024-MF, Class A, Pool 726311, 5.07% (1 mo. Term SOFR + 1.44%), 02/15/2039(a)	885,455	887,605
Series 2024-VLT4, Class B, Pool AU3363, 5.57% (1 mo. Term SOFR + 1.94%), 06/15/2041(a)	3,838,000	3,843,148
Series 2025-DIME, Class B, Pool MA2670, 5.13% (1 mo. Term SOFR + 1.50%), 02/15/2035(a)	3,000,000	2,981,782
CONE Trust 2024-DFW1, Series 2024-DFW1, Class B, Pool AZ0504, 5.92% (1 mo. Term SOFR + 2.29%), 08/15/2041(a)	3,000,000	3,003,156
		13,068,349
U.S. Government Securities - 0.1%
Federal Home Loan Mortgage Corp.
Pool 782784, 6.14% (1 yr. CMT Rate + 2.25%), 10/01/2034	32,390	33,723
Pool 847671, 6.09% (RFUCCT1Y + 1.84%), 04/01/2036	7,640	7,899
Federal National Mortgage Association
Pool 562912, 5.85% (1 yr. CMT Rate + 2.27%), 04/01/2030	1,511	1,517
Pool 755253, 6.13% (RFUCCT1Y + 1.75%), 11/01/2033	47,254	48,352
		91,491
TOTAL MORTGAGE-BACKED SECURITIES (Cost $13,138,067)		13,159,840
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 11.6%
3.64%, 07/16/2026(b)	2,000,000	1,990,981
3.63%, 07/23/2026(b)	6,000,000	5,968,591
3.64%, 08/25/2026(b)	6,500,000	6,444,904
3.68%, 10/29/2026(b)	7,100,000	6,992,420
TOTAL U.S. TREASURY BILLS (Cost $21,399,463)		21,396,896
	Shares
MONEY MARKET FUNDS - 1.7%
Fidelity Government Portfolio - Institutional Class, 3.49%(c)	3,030,545	3,030,545
TOTAL MONEY MARKET FUNDS (Cost $3,030,545)		3,030,545
TOTAL INVESTMENTS - 100.4% (Cost $184,131,961)		$184,210,059
Liabilities in Excess of Other Assets - (0.4)%		(679,200)
TOTAL NET ASSETS - 100.0%		$183,530,859

The accompanying notes are an integral part of these financial statements.

5

PIA SHORT-TERM SECURITIES FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
REIT - Real Estate Investment Trust
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $62,102,653 or 33.8% of the Fund’s net assets.

(b)	The rate shown is the annualized yield as of May 31, 2026.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.
The accompanying notes are an integral part of these financial statements.

6

PIA SHORT-TERM SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2026 (Unaudited)

ASSETS:
Investments, at value	$184,210,059
Interest receivable	1,437,436
Dividends receivable	10,584
Receivable for investments sold	305
Prepaid expenses and other assets	19,965
Total assets	185,678,349
LIABILITIES:
Payable for investments purchased	2,000,000
Payable for fund administration and accounting fees	49,993
Payable to Adviser	34,941
Payable for transfer agent fees and expenses	18,285
Payable for audit fees	9,543
Payable for directors fees	6,517
Payable for compliance fees	4,569
Payable for custodian fees	3,504
Payable for fund shares redeemed	2,432
Payable for sub-transfer agent fees	1,664
Payable for expenses and other liabilities	16,042
Total liabilities	2,147,490
NET ASSETS	$183,530,859
Net Assets Consist of:
Paid-in capital	$184,167,857
Total accumulated losses	(636,998)
Total net assets	$183,530,859
Net assets	$183,530,859
Shares issued and outstanding (unlimited shares authorized without par value)	18,354,069
Net asset value per share	$10.00
Cost:
Investments, at cost	$184,131,961

The accompanying notes are an integral part of these financial statements.

7

PIA SHORT-TERM SECURITIES FUND
STATEMENT OF OPERATIONS
For the Period Ended May 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$44,527
Interest income	4,191,527
Total investment income	4,236,054
EXPENSES:
Investment advisory fee	182,262
Fund administration and accounting fees	64,037
Transfer agent fees	31,264
Federal and state registration fees	12,369
Audit fees	11,643
Trustees’ fees	11,441
Custodian fees	7,583
Compliance fees	5,485
Reports to shareholders	4,278
Legal fees	3,621
Insurance expense	1,215
Other expenses and fees	1,764
Total expenses	336,959
Fee recoupment to Adviser	18,452
Net expenses	355,411
Net investment income (loss)	3,880,643
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(71,639)
Net realized gain (loss)	(71,639)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,119,166)
Net change in unrealized appreciation (depreciation)	(1,119,166)
Net realized and unrealized gain (loss)	(1,190,805)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,689,838

The accompanying notes are an integral part of these financial statements.

8

PIA SHORT-TERM SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30, 2025
OPERATIONS:
Net investment income (loss)	$3,880,643	$7,171,288
Net realized gain (loss)	(71,639)	66,988
Net change in unrealized appreciation (depreciation)	(1,119,166)	369,886
Net increase (decrease) in net assets from operations	2,689,838	7,608,162
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(3,876,516)	(7,145,443)
Total distributions to shareholders	(3,876,516)	(7,145,443)
CAPITAL TRANSACTIONS:
Shares sold	413,797	29,243,660
Shares issued from reinvestment of distributions	3,778,313	6,924,418
Shares redeemed	(3,611,844)	(12,273,297)
Net increase (decrease) in net assets from capital transactions	580,266	23,894,781
Net increase (decrease) in net assets	(606,412)	24,357,500
NET ASSETS:
Beginning of the period	184,137,271	159,779,771
End of the period	$183,530,859	$184,137,271
SHARES TRANSACTIONS
Shares sold	41,161	2,907,144
Shares issued from reinvestment of distributions	376,803	689,791
Shares redeemed	(358,868)	(1,223,301)
Total increase (decrease) in shares outstanding	59,096	2,373,634

The accompanying notes are an integral part of these financial statements.

9

PIA SHORT-TERM SECURITIES FUND
FINANCIAL HIGHLIGHTS

	Period Ended May 31, 2026 (Unaudited)	Year Ended November 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$10.06	$10.04	$9.93	$9.78	$10.05	$10.12
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.21	0.46	0.47	0.35	0.12	0.06
Net realized and unrealized gain (loss) on investments(b)	(0.06)	0.02	0.11	0.14	(0.27)	(0.05)
Total from investment operations	0.15	0.48	0.58	0.49	(0.15)	0.01
LESS DISTRIBUTIONS FROM:
Net investment income	(0.21)	(0.46)	(0.47)	(0.34)	(0.12)	(0.08)
Total distributions	(0.21)	(0.46)	(0.47)	(0.34)	(0.12)	(0.08)
Net asset value, end of period	$10.00	$10.06	$10.04	$9.93	$9.78	$10.05
Total return(c)	1.54%	4.89%	5.95%	5.10%	−1.49%	0.11%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$183,531	$184,137	$159,780	$139,316	$130,493	$141,947
Ratio of expenses to average net assets:
Before expense waiver/ recoupment(d)	0.37%	0.41%	0.40%	0.44%	0.43%	0.43%
After expense waiver/ recoupment(d)	0.39%	0.39%	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(d)	4.26%	4.58%	4.71%	3.54%	1.20%	0.66%
Portfolio turnover rate(c)	27%	43%	64%	65%	25%	44%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
The PIA Short-Term Securities Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”
The investment objective of the Fund is to seek a high level of current income, consistent with low volatility of principal through investing in short-term investment grade debt securities. The Fund commenced operations on April 22, 1994.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.
Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.
Securities Purchased on a When-Issued Basis – Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The Fund is required to hold and maintain until the settlement date, cash or other liquid assets in an amount sufficient to meet the purchase price. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund’s net asset value if the Fund makes such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Fund may also enter into dollar rolls in which the Fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Fund to “rollover” its purchase commitments, the Fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.
Federal Income Taxes – It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
Expenses – The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the PIA Funds in proportion to their respective net assets. Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.
Securities Transactions and Investment Income – Security transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date. Paydown gains and losses on mortgage-related and other asset-based securities are recorded as components of interest income on the Statement of Operations.

11

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The Fund distributes substantially all net investment income, if any, monthly and net realized gains, if any, annually. All short-term capital gains are included in ordinary income for tax purposes.
Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.
Accounting Pronouncements – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Fund. The Fund operates as a single segment entity. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Pacific Income Advisers, Inc. (“PIA” or the “Adviser”) Management Committee, consisting of the firm’s Chief Executive Officer and Chief Investment Officer, who serve as the Chief Operating Decision Maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management determined that there was no material impact on the Fund’s financial statements.
The Trust Rule 18f-4 Compliance Policy (“Trust Policy”) governs the use of derivatives by the Fund. The Trust Policy imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by a fund to comply with Section 18 of the 1940 Act, treats derivatives as senior securities and requires funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Fund is considered a limited derivatives user under the Trust Policy and therefore, is required to limit its derivatives exposure to no more than 10% of the Fund’s net assets. For the six months ended May 31, 2026, the Fund did not enter into derivatives transactions.
Events Subsequent to the Fiscal Period End – In preparing the financial statements as of May 31, 2026, management considered the impact of subsequent events for the potential recognition or disclosure in these financial statements. Refer to Note 12 for more information about subsequent events.
NOTE 3 – SECURITIES VALUATION
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

12

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.
The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate bonds are categorized in Level 2 of the fair value hierarchy.
Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.
Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.
Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. Government securities are typically categorized in Level 2 of the fair value hierarchy.
U.S. Government Agency Securities – U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates. TBA securities and mortgage pass-throughs are generally valued using dealer quotations. These securities are typically categorized in Level 2 of the fair value hierarchy.
Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in Level 1 of the fair value hierarchy.
Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in Level 2 of the fair value hierarchy.

13

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.
Depending on the relative significance of the valuation inputs and whether or not they are observable in the marketplace, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Restricted Securities – The Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. At May 31, 2026, the Fund held securities issued pursuant to Rule 144A under the Securities Act of 1933. There were no other restricted investments held by the Fund at May 31, 2026.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$66,627,875	$—	$66,627,875
U.S. Treasury Securities	—	43,777,980	—	43,777,980
Asset-Backed Securities	—	36,216,923	—	36,216,923
Mortgage-Backed Securities	—	13,159,840	—	13,159,840
U.S. Treasury Bills	—	21,396,896	—	21,396,896
Money Market Funds	3,030,545	—	—	3,030,545
Total Investments	$3,030,545	$181,179,514	$—	$184,210,059

Refer to the Schedule of Investments for further disaggregation of investment categories.
NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has an investment advisory agreement with the Adviser pursuant to which the Adviser is responsible for providing investment management services to the Fund. The Adviser furnishes all investment advice, office space and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.20% based upon the average daily net assets of the Fund. For the six months ended May 31, 2026, the Fund incurred $182,262 in advisory fees.
The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, taxes, leverage, interest, brokerage commissions, dividends or interest on securities sold short, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses) to 0.39% of the average daily net assets. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and

14

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
approval. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended May 31, 2026, $18,452 was reimbursed to the Adviser. The Adviser did not reduce its fees and/or absorb Fund expenses in the period. The Adviser may recapture the amounts shown below no later than the corresponding dates:

Date	Amount
11/30/26	$14,120
11/30/27	14,643
11/30/28	27,488
$56,251

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2026, are disclosed in the Statement of Operations.
The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The Fund expensed $11,481 of sub-transfer agent fees during the six months ended May 31, 2026. These fees are included in the transfer agent fees and expenses amount disclosed in the Statement of Operations.
Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
For the six months ended May 31, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Non-Government		Government
Purchases	Sales	Purchases	Sales
$19,905,180	$35,442,337	$25,654,957	$15,367,268

NOTE 6 – LINE OF CREDIT
The Fund has a secured line of credit in the amount of $15,000,000 with a limit of 33.33% of market value. The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. The Fund did not draw upon its line of credit during the six months ended May 31, 2026.
NOTE 7 – FEDERAL INCOME TAX INFORMATION
The tax character of distributions paid during the six months ended May 31, 2026 and year ended November 30, 2025 were as follows:

	May 31, 2026	November 30, 2025
Ordinary income	$3,876,516	$7,145,443

15

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
As of November 30, 2025, the Fund’s most recently completed fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$181,582,385
Gross unrealized appreciation	1,205,700
Gross unrealized depreciation	(8,436)
Net unrealized appreciation/(depreciation)(a)	1,197,264
Undistributed ordinary income	134,379
Undistributed long-term capital gains	—
Total distributable earnings	134,379
Other accumulated gains/(losses)	(781,963)
Total accumulated earnings/(losses)	$549,680

(a)	The book-basis and tax-basis net unrealized depreciation are the same.
The Fund had tax capital losses which may be carried over to offset future gains. Such losses expire as follows:

Short-Term Indefinite	Long-Term Indefinite
$408,836	$373,127

NOTE 8 – PRINCIPAL RISKS
Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.
•
Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); deflation (or expectations for deflation); interest rates; market instability; financial system instability; debt crises and downgrades; embargoes; tariffs; sanctions and other trade barriers; regulatory events; other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

•
U.S. Government Securities Risk. Some U.S. government securities, such as Treasury bills, notes, and bonds and mortgage-backed securities guaranteed by the Government National Mortgage Association (Ginnie Mae), are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. government-sponsored enterprises may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, their obligations are not supported by the full faith and credit of the U.S. government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. government securities. In addition, certain governmental entities have been

16

PIA SHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2026 (Unaudited)(Continued)
subject to regulatory scrutiny regarding their accounting policies and practices and other concerns that may result in legislation, changes in regulatory oversight and/or other consequences that could adversely affect the credit quality, availability or investment character of securities issued or guaranteed by these entities.
•	Management Risk. The Fund is an actively managed portfolio. The Adviser’s management practices and investment strategies might not work to produce the desired results.
•
Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

•	Credit Risk. The issuers of the bonds and other debt securities held by the Fund may not be able to make interest or principal payments.
•
Interest Rate Risk. The value of the Fund’s investments in fixed-income securities will change based on changes in interest rates. If interest rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

•
Prepayment Risk. Issuers of securities held by the Fund may be able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline and may offer a greater potential for loss when interest rates rise. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. Prepayment risk is a major risk of mortgage-backed securities.

•
Extension Risk. An issuer may pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

•
Risks Associated with Asset-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above). During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

•
Risks Associated with Mortgage-Backed Securities. These include General Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk and Extension Risk (each described above) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

•
Liquidity Risk. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund’s ability to sell a holding at a suitable price.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Adjustable Rate and Floating Rate Securities Risks. Although the fluctuations in value of adjustable and floating rate instruments should be minimized as a result of changes in market interest rates compared to fixed-rate debt instruments, because such floating rates only reset periodically, changes in prevailing interest rates can still be expected to cause some fluctuation in the value of the Fund.

•
High Yield Securities Risk. Securities with ratings lower than BBB- or Baa3 are known as “high yield” securities (commonly known as “junk bonds”). High yield securities typically carry higher coupon rates than investment grade securities, but also are considered as speculative and may be subject to greater market price fluctuations, less liquidity and greater risk of loss of income or principal including greater possibility of default and bankruptcy of the issuer of such instruments than more highly rated bonds and loans.

17

PIASHORT-TERM SECURITIES FUND
NOTES TO FINANCIAL STATEMENTS
May31, 2026 (Unaudited)(Continued)
NOTE9 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, Capinco C/O U.S. Bank NA, for the benefit of their customers,and Teamsters & Food Employers Security Trust Fund owned 39.18% and 39.09%, respectively, of the outstanding shares of the Fund.
NOTE 10 – TRUSTEES
EffectiveDecember 31, 2025, Joe Redwine retired from the Board.
NOTE 11 – OFFICERS
Ms. ElaineRichards resigned as Secretary and Vice President of the Trust effective March 20, 2026. Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust effective March 20, 2026.
NOTE 12 – SUBSEQUENT EVENTS
Effective May 12, 2026, a change of control (the “Change of Control”) of the Adviser occurred when Joseph McAdams, Lloyd McAdams’ son, the Chief Executive Officer, President and a Portfolio Manager of PIA, became the sole trustee of the McAdams Family Trust and a new control person of PIA. The Change of Control is not expected to result in any material change in the day-to-day management of the Fund or the Adviser.
At a meeting of the Board of the Trust held on June 24, 2026, the Board approved, and recommended approval by a vote of the Fund’s shareholders, a New Investment Advisory Agreement between the Trust, on behalf of the Fund, and Adviser. Under the New Investment Advisory Agreement, the Adviser will provide investment advisory services to the Fund on similar terms and conditions and for identical fees to those currently in effect. A special meeting of the Fund’s shareholders is scheduled to be held on September 1, 2026, to approve the proposed New Investment Advisory Agreement. If the Fund’s shareholders approve the New Investment Advisory Agreement, the Adviser will continue to provide investment advisory services to the Fund.

18

PIA SHORT-TERM SECURITIES FUND
ADDITIONAL INFORMATION
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
At meetings held on October 22, 2025 and December 11-12, 2025, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Pacific Income Advisers, Inc. (the “Adviser”) on behalf of the PIA Short-Term Securities Fund (the “Short-Term Securities Fund” or the “Fund”). At both meetings, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:
1.
The nature, extent and quality of the services provided and to be provided by the Adviser under the Advisory Agreement. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund, as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, AI-use policy, liquidity risk management program, valuation procedures, business continuity plan, and risk management process. The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they met with certain personnel of the Adviser to discuss the Fund’s performance and investment outlook as well as various compliance topics and fund marketing/distribution. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Fund’s historical performance and the overall performance of the Adviser. In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2025, on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and a cohort that is comprised of similarly managed funds selected by an independent third-party consulting firm engaged by the Board to assist it in its 15(c) review (the “Cohort”). While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance. When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe. When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

19

PIA SHORT-TERM SECURITIES FUND
ADDITIONAL INFORMATION(Continued)
The Board noted that the Short-Term Securities Fund outperformed the average of both its Morningstar peer group and its Cohort for the one-year period and underperformed for the three-, five-, and ten-year periods ended June 30, 2025. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark for the one-, three-, five- and ten-year periods ended June 30, 2025.
The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Short-Term Securities Fund, noting that the Fund had outperformed the similarly managed composite for the one-, three-, five- and ten-year periods ended June 30, 2025.
3.
The costs of the services to be provided by the Adviser and the structure of the Adviser’s fee under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the Morningstar peer group, the Cohort and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.

The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.39%, excluding certain operating expenses and class-level expenses (the “Expense Cap”). The Board took into consideration that the contractual management fee was below the Cohort’s median and average, while the net expense ratio was at the Cohort’s median and average. The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund. The Board found that the management fees charged to the Fund were lower than, equal to, or higher than the fees charged by the Adviser to its separately managed account clients depending on the asset level, and to the extent fees charged to the Fund were higher than for similarly managed separate accounts, it was largely a reflection of the nature of the separate account client.
The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.
4.
Economies of Scale. The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders. The Board noted that for the Fund the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed the specified Expense Cap. The Board noted that at current asset levels, it did not appear that there were additional economies of scale being realized by the Adviser and concluded that it would continue to monitor potential economies of scale in the future as circumstances changed.

5.
The profits to be realized by the Adviser and its affiliates from their relationship with the Fund. The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Fund. The Board considered the profitability to the Adviser from its relationship with the Fund and considered any additional material benefits derived by the Adviser from its relationship with the Fund. The Board also considered that the Fund does not charge any Rule 12b-1 fees or utilize “soft dollars.” After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services that it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short-Term Securities Fund, but rather the Trustees based their determination on the total mix of information available to them. Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Short-Term Securities Fund would be in the best interests of the Fund and its shareholders.

20

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advisors Series Trust

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal Executive Officer

Date	8/4/2026

By (Signature and Title)*	/s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial Officer

Date	8/4/2026

* Print the name and title of each signing officer under his or her signature